UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders

Semiannual report

April 30, 2016

U.S. equities	U.S. fixed income
The Large-Cap Value Equity Portfolio The Select 20 Portfolio The Large-Cap Growth Equity Portfolio The Focus Smid-Cap Growth Equity Portfolio

The High-Yield Bond Portfolio

The Core Plus Fixed Income Portfolio

International equities

The Labor Select International Equity Portfolio

The Emerging Markets Portfolio

The Emerging Markets Portfolio II

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Delaware Pooled® Trust

Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Delaware Management Business Trust (DMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The Labor Select International Equity Portfolio and The Emerging Markets Portfolio.* Jackson Square Partners, LLC, serves as investment sub-advisor for The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, and The Focus Smid-Cap Growth Equity Portfolio.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting delawareinvestments.com/dpt/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com/dpt/literature or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing. Performance includes reinvestment of all distributions.

Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of DMBT, which is a registered investment advisor.

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Portfolios’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of these entities, unless noted otherwise.

*Closed to new investors.

©2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

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Portfolio objectives and strategies

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that the Portfolio’s sub-advisor, Jackson Square Partners, LLC (“JSP”) believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that the Portfolio’s sub-advisor, JSP, believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. For purposes of the Portfolio, JSP generally considers large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that the Portfolio’s sub-advisor, JSP, believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. For purposes of this Portfolio, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting portfolio management.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc. (Moody’s), or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of Mondrian Investment Partners Limited (“Mondrian”), the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, Mondrian will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. The Portfolio may invest in companies of any size. The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com/dpt/literature or calling 800 231-8002. Investors should read the applicable prospectus and, if available, the applicable summary prospectus carefully before investing.

The Portfolios of Delaware Pooled® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Certain Portfolios may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Certain Portfolios expect to hold a concentrated portfolio of a limited number of securities; those Portfolios’ risk is increased because each investment has a greater effect on that Portfolio’s overall performance.

The Select 20 Portfolio is considered “nondiversified” as defined in the Investment Company Act of 1940. A “nondiversified” portfolio may allocate more of its net assets to investments in single securities than a “diversified” portfolio. Resulting adverse effects may subject this Portfolio to greater risks and volatility.

3

Disclosure of Portfolio expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual Expenses

The first section of the table shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Delaware Pooled® Trust

Expense Analysis of an Investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/15 to
	11/1/15	4/30/16	Ratio	4/30/16
Actual Portfolio return†
The Large-Cap Value Equity Portfolio	$1,000.00	$1,035.00	0.65%	$3.29
The Select 20 Portfolio	1,000.00	892.10	0.89%	4.19
The Large-Cap Growth Equity Portfolio	1,000.00	923.40	0.64%	3.06
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,038.90	0.90%	4.56
The High-Yield Bond Portfolio	1,000.00	1,002.70	0.55%	2.74
The Core Plus Fixed Income Portfolio	1,000.00	1,018.40	0.45%	2.26
The Labor Select International Equity Portfolio	1,000.00	963.50	0.86%	4.20
The Emerging Markets Portfolio	1,000.00	1,019.40	1.19%	5.97
The Emerging Markets Portfolio II	1,000.00	1,035.50	1.20%	6.07

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratio	Expenses Paid During Period 11/1/15 to 4/30/16
Hypothetical 5% return (5% return before expenses)
The Large-Cap Value Equity Portfolio	$1,000.00	$1,021.63	0.65%	$3.27
The Select 20 Portfolio	1,000.00	1,020.44	0.89%	4.47
The Large-Cap Growth Equity Portfolio	1,000.00	1,021.68	0.64%	3.22
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,020.39	0.90%	4.52
The High-Yield Bond Portfolio	1,000.00	1,022.13	0.55%	2.77
The Core Plus Fixed Income Portfolio	1,000.00	1,022.63	0.45%	2.26
The Labor Select International Equity Portfolio	1,000.00	1,020.59	0.86%	4.32
The Emerging Markets Portfolio	1,000.00	1,018.95	1.19%	5.97
The Emerging Markets Portfolio II	1,000.00	1,018.90	1.20%	6.02

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

5

Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	98.78%
Consumer Discretionary	6.19%
Consumer Staples	11.98%
Energy	14.23%
Financials	12.58%
Healthcare	20.69%
Industrials	9.43%
Information Technology	11.46%
Materials	3.03%
Telecommunications	5.98%
Utilities	3.21%
Short-Term Investments	1.11%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Marsh & McLennan	3.33%
Chevron	3.30%
Waste Management	3.28%
Johnson & Johnson	3.23%
ConocoPhillips	3.23%
Northrop Grumman	3.23%
Quest Diagnostics	3.21%
Edison International	3.21%
Bank of New York Mellon	3.16%
Halliburton	3.16%

Delaware Pooled® Trust — The Select 20 Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	94.79%
Consumer Discretionary	13.17%
Consumer Staples	3.26%
Financial Services	22.13%
Healthcare	14.60%
Information Technology*	31.66%
Office REIT	5.22%
Producer Durables	4.75%
Short-Term Investments	5.30%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Information Technology sector consisted of computers, internet, semiconductors, and software. As of April 30, 2016, such amounts, as a percentage of total net assets, were 5.34%, 7.20%, 6.45%, and 12.67%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	7.24%
Visa Class A	6.59%
QUALCOMM	6.45%
Liberty Interactive QVC Group Class A	5.67%
Crown Castle International	5.64%
Celgene	5.63%
Intercontinental Exchange	5.55%
Electronic Arts	5.43%
VeriFone Systems	5.34%
Equity Commonwealth	5.22%

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Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	98.63%
Consumer Discretionary	20.65%
Consumer Staples	4.47%
Financial Services	23.36%
Healthcare	20.78%
Information Technology*	29.37%
Short-Term Investments	1.30%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Information Technology sector consisted of internet, semiconductors, and software. As of April 30, 2016, such amounts, as a percentage of total net assets, were 13.95%, 4.85%, and 10.57%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Visa Class A	5.82%
Celgene	5.22%
PayPal Holdings	4.96%
QUALCOMM	4.85%
Crown Castle International	4.69%
Liberty Interactive QVC Group Class A	4.63%
MasterCard Class A	4.55%
Allergan	4.48%
Microsoft	4.48%
Walgreens Boots Alliance	4.47%

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	94.01%
Consumer Discretionary	27.73%
Energy	4.17%
Financial Services	8.62%
Healthcare	10.79%
Information Technology	20.74%
Office REIT	5.34%
Producer Durables	12.47%
Utilities	4.15%
Short-Term Investments	5.15%
Total Value of Securities	99.16%
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sally Beauty Holdings	6.50%
Equity Commonwealth	5.34%
Graco	4.88%
Blackbaud	4.86%
Bio-Techne	4.86%
VeriFone Systems	4.71%
Zebra Technologies	4.51%
Dunkin’ Brands Group	4.46%
DineEquity	4.45%
Core Laboratories (Netherlands)	4.17%

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Security type / sector allocations

Delaware Pooled® Trust — The High-Yield Bond Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.21%
Corporate Bonds	86.48%
Automobiles	0.34%
Banking	3.63%
Basic Industry	8.56%
Capital Goods	4.90%
Consumer Cyclical	8.02%
Consumer Non-Cyclical	7.41%
Energy	9.33%
Financials	3.48%
Healthcare	8.09%
Insurance	1.89%
Media	10.20%
Services	5.91%
Technology & Electronics	5.48%
Telecommunications	7.65%
Utilities	1.59%
Senior Secured Loans	6.33%
Common Stock	0.00%
Preferred Stock	1.64%
Short-Term Investments	4.88%
Total Value of Securities	99.54%
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.10%
Agency Collateralized Mortgage Obligations	2.29%
Agency Mortgage-Backed Securities	33.94%
Collateralized Debt Obligations	1.49%
Commercial Mortgage-Backed Securities	6.11%
Convertible Bonds	0.08%
Corporate Bonds	32.56%
Banking	6.75%
Basic Industry	1.32%
Brokerage	0.15%
Capital Goods	0.73%
Communications	4.16%
Consumer Cyclical	2.78%
Consumer Non-Cyclical	3.45%
Electric	5.87%
Energy	1.25%
Finance Companies	0.58%
Insurance	1.37%
REITs	1.66%
Services	0.29%
Technology	0.69%
Transportation	1.39%
Utilities	0.12%

Security type / sector	Percentage of net assets
Municipal Bonds	0.78%
Non-Agency Asset-Backed Securities	7.19%
Non-Agency Collateralized Mortgage Obligations	1.16%
Regional Bonds	0.25%
Senior Secured Loans	3.34%
Sovereign Bonds	0.41%
Supranational Banks	0.33%
U.S. Treasury Obligations	8.51%
Convertible Preferred Stock	0.01%
Preferred Stock	0.34%
Options Purchased	0.00%
Short-Term Investments	16.48%
Total Value of Securities	115.37%
Liabilities Net of Receivables and Other Assets	(15.37%)
Total Net Assets	100.00%

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Security type / country and sector allocations

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.18%
Australia	1.40%
Denmark	0.91%
France	6.19%
Germany	10.27%
Italy	2.10%
Japan	17.59%
Netherlands	2.46%
Singapore	6.13%
Spain	5.94%
Sweden	4.26%
Switzerland	13.34%
United Kingdom	27.59%
Short-Term Investments	2.28%
Total Value of Securities	100.46%
Liabilities Net of Receivables and Other Assets	(0.46%)
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	8.52%
Consumer Staples	13.68%
Energy	10.32%
Financials	13.97%
Healthcare	11.39%
Industrials	9.13%
Information Technology	8.50%
Materials	3.46%
Telecommunication Services	12.10%
Utilities	7.11%
Total	98.18%

Delaware Pooled® Trust — The Emerging Markets Portfolio

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	95.50%
Brazil	4.54%
Chile	1.38%
China	17.27%
India	10.35%
Indonesia	2.53%
Kazakhstan	0.35%
Malaysia	5.92%
Mexico	6.35%
Peru	1.85%
Philippines	1.76%
Qatar	2.78%
Republic of Korea	8.81%
Romania	0.35%
Russia	1.82%
South Africa	5.18%
Taiwan	13.92%
Thailand	1.81%
Turkey	1.94%
United Arab Emirates	1.47%
United Kingdom	1.86%
United States	3.26%
Preferred Stock	1.52%
Short-Term Investments	2.67%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	13.44%
Consumer Staples	11.40%
Energy	4.58%
Financials	23.10%
Healthcare	1.85%
Industrials	8.79%
Information Technology	14.47%
Materials	1.94%
Telecommunication Service	12.05%
Utilities	5.40%
Total	97.02%

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Security type / country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio II

As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	97.02%
Argentina	0.96%
Bahrain	0.02%
Brazil	14.76%
Chile	0.87%
China/Hong Kong	24.08%
Colombia	0.80%
India	9.64%
Indonesia	1.19%
Malaysia	0.27%
Mexico	6.34%
Netherlands	0.63%
Peru	0.33%
Poland	0.30%
Republic of Korea	19.18%
Russia	4.21%
South Africa	1.06%
Taiwan	5.61%
Thailand	1.18%
Turkey	3.01%
United States	2.58%
Exchange-Traded Fund	0.66%
Preferred Stock	1.40%
Short-Term Investments	0.51%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	7.10%
Consumer Staples	14.44%
Energy	13.74%
Financials	10.98%
Industrials	2.44%
Information Technology*	29.87%
Materials	6.66%
Telecommunication Services	13.05%
Utilities	0.14%
Total	98.42%

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Information Technology sector consisted of computers, electronics, internet, and semiconductors. As of April 30, 2016, such amounts, as a percentage of total net assets, were 0.72%, 1.12%, 17.94%, and 10.09%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.78%

Consumer Discretionary – 6.19%
Johnson Controls	164,400	$6,806,160
Lowe’s	89,000	6,765,780

		13,571,940

Consumer Staples – 11.98%
Archer-Daniels-Midland	165,400	6,606,076
CVS Health	67,500	6,783,750
Kraft Heinz	86,433	6,747,824
Mondelez International	142,500	6,121,800

		26,259,450

Energy – 14.23%
Chevron	70,700	7,224,126
ConocoPhillips	148,200	7,082,478
Halliburton	167,600	6,923,556
Marathon Oil	247,400	3,485,866
Occidental Petroleum	84,300	6,461,595

		31,177,621

Financials – 12.58%
Allstate	103,600	6,739,180
Bank of New York Mellon	172,300	6,933,352
BB&T	186,100	6,584,218
Marsh & McLennan	115,700	7,306,455

		27,563,205

Healthcare – 20.69%
Baxalta	156,200	6,552,590
Cardinal Health	73,600	5,774,656
Express Scripts Holding †	80,710	5,950,748
Johnson & Johnson	63,200	7,083,456
Merck	122,100	6,695,964
Pfizer	190,711	6,238,157
Quest Diagnostics @	93,700	7,043,429

		45,339,000

Industrials – 9.43%
Northrop Grumman	34,300	7,074,718
Raytheon	50,800	6,418,580
Waste Management	122,100	7,178,259

		20,671,557

Information Technology – 11.46%
CA @	228,536	6,778,378
Cisco Systems	239,500	6,583,855
Intel	200,200	6,062,056
Xerox @	593,000	5,692,800

		25,117,089

	Number of shares	Value (U.S. $)

Common Stock (continued)

Materials – 3.03%
EI du Pont de Nemours	100,800	$6,643,728

		6,643,728

Telecommunications – 5.98%
AT&T	161,300	6,261,666
Verizon Communications	134,400	6,846,336

		13,108,002

Utilities – 3.21%
Edison International	99,500	7,035,645

		7,035,645

Total Common Stock (cost $207,881,978)		216,487,237

	Principal amount°

Short-Term Investments – 1.11%

Discount Notes – 0.55%≠
Federal Home Loan Bank
0.168% 5/2/16	90,591	90,591
0.304% 5/20/16	127,115	127,100
0.323% 5/19/16	7,801	7,801
0.336% 7/22/16	145,411	145,309
0.34% 7/13/16	153,893	153,798
0.341% 5/18/16	197,056	197,035
0.346% 7/25/16	95,192	95,123
0.373% 5/27/16	132,976	132,954
0.375% 6/8/16	70,529	70,509
0.375% 7/18/16	76,508	76,457
0.525% 8/15/16	117,216	117,103

		1,213,780

Repurchase Agreements – 0.56%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $289,377 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $295,159)	289,371	289,371
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $482,296 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $491,931)	482,286	482,286

(continues	)	15

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $455,354 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $464,450)	455,343	$455,343

		1,227,000

Total Short-Term Investments (cost $2,440,620)		2,440,780

Total Value of Securities – 99.89% (cost $210,322,598)		$218,928,017

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $19,514,607, which represents 8.90% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Select 20 Portfolio

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.79%²

Consumer Discretionary – 13.17%
eBay †	130,470	$3,187,382
Liberty Interactive QVC Group Class A †	174,911	4,582,668
TripAdvisor †	44,535	2,876,516

		10,646,566

Consumer Staples – 3.26%
Walgreens Boots Alliance	33,244	2,635,584

		2,635,584

Financial Services – 22.13%
Crown Castle International	52,464	4,558,072
Intercontinental Exchange	18,704	4,489,521
PayPal Holdings †	89,631	3,511,743
Visa Class A	68,983	5,328,247

		17,887,583

Healthcare – 14.60%
Allergan †	18,132	3,926,666
Biogen †	12,061	3,316,654
Celgene †	44,017	4,551,798

		11,795,118

Information Technology – 31.66%
Alphabet Class A †	4,146	2,934,870
Alphabet Class C †	4,156	2,880,150
Electronic Arts †	70,896	4,384,918
Microsoft	117,407	5,855,087
QUALCOMM	103,139	5,210,582
VeriFone Systems †	151,740	4,318,520

		25,584,127

Office REIT – 5.22%
Equity Commonwealth @†	151,161	4,218,904

		4,218,904

Producer Durables – 4.75%
Zebra Technologies Class A †	61,340	3,837,430

		3,837,430

Total Common Stock (cost $61,047,875)		76,605,312

	Principal amount°

Short-Term Investments – 5.30%

Discount Notes – 4.63%≠
Federal Home Loan Bank
0.169% 5/2/16	76,102	76,102

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank
0.304% 5/20/16	476,620	$476,563
0.322% 5/19/16	88,545	88,535
0.325% 5/18/16	852,154	852,063
0.336% 7/22/16	221,771	221,616
0.34% 7/13/16	657,519	657,112
0.346% 7/25/16	406,713	406,419
0.373% 5/27/16	75,463	75,450
0.375% 6/8/16	527,285	527,136
0.375% 7/18/16	286,869	286,678
0.525% 8/15/16	74,711	74,640

		3,742,314

Repurchase Agreements – 0.67%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $128,298 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $130,861)	128,295	128,295
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $213,830 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $218,102)	213,825	213,825
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $201,885 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $205,918)	201,880	201,880

		544,000

Total Short-Term Investments (cost $4,285,962)		4,286,314

(continues	)	17

Schedules of investments

Delaware Pooled® Trust — The Select 20 Portfolio

Total Value of Securities – 100.09% (cost $65,333,837)	$80,891,626

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $4,218,904, which represents 5.22% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.63%²
Consumer Discretionary – 20.65%
Discovery Communications Class A †	77,843	$2,125,892
Discovery Communications Class C †	140,447	3,761,171
eBay †	361,842	8,839,800
L Brands	94,637	7,409,131
Liberty Global Class A †	51,059	1,926,456
Liberty Global Class C †	156,196	5,716,774
Liberty Interactive QVC Group Class A †	493,484	12,929,281
Nielsen Holdings	141,371	7,371,084
TripAdvisor †	117,727	7,603,987

		57,683,576

Consumer Staples – 4.47%
Walgreens Boots Alliance	157,557	12,491,119

		12,491,119

Financial Services – 23.36%
Crown Castle International	150,718	13,094,380
Intercontinental Exchange	38,866	9,329,006
MasterCard Class A	131,105	12,715,874
PayPal Holdings †	353,868	13,864,548
Visa Class A	210,495	16,258,634

		65,262,442

Healthcare – 20.78%
Allergan †	57,814	12,520,200
Biogen †	40,677	11,185,768
Celgene †	140,999	14,580,707
DENTSPLY SIRONA	110,961	6,613,276
Novo Nordisk ADR	177,513	9,903,450
Valeant Pharmaceuticals International †	96,944	3,234,052

		58,037,453

Information Technology – 29.37%
Alphabet Class A †	14,549	10,298,946
Alphabet Class C †	11,711	8,115,840
Electronic Arts †	177,197	10,959,634
Equinix	27,360	9,038,376
Facebook Class A †	97,909	11,512,140
Intuit	59,952	6,048,557
Microsoft	250,798	12,507,296
QUALCOMM	268,279	13,553,455

		82,034,244

Total Common Stock (cost $240,763,609)		275,508,834

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.30%
Discount Notes – 0.91%≠
Federal Home Loan Bank
0.168% 5/2/16	641,302	$641,302
0.322% 5/19/16	24,476	24,473
0.336% 7/22/16	136,302	136,206
0.34% 7/13/16	89,783	89,727
0.346% 7/25/16	55,536	55,496
0.349% 5/18/16	585,885	585,822
0.373% 5/27/16	493,884	493,801
0.375% 6/8/16	315,939	315,850
0.525% 8/15/16	203,661	203,465

		2,546,142

Repurchase Agreements – 0.39%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $253,765 (collateralized by U.S.government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $258,835)	253,760	253,760
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $422,943 (collateralized by U.S.government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $431,392)	422,933	422,933
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $399,316 (collateralized by U.S.government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $407,293)	399,307	399,307

		1,076,000

Total Short-Term Investments (cost $3,621,856)		3,622,142

Total Value of Securities – 99.93% (cost $244,385,465)		$279,130,976

(continues	)	19

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.01%
Consumer Discretionary – 27.73%
DineEquity @	26,916	$2,314,776
Dunkin’ Brands Group	49,867	2,318,815
Liberty TripAdvisor Holdings Class A †	49,339	1,088,418
Outfront Media	83,913	1,820,073
Pandora Media †	134,463	1,335,218
Quotient Technology †	57,619	669,533
Sally Beauty Holdings †	107,624	3,379,394
Shutterstock †	36,258	1,487,303

		14,413,530

Energy – 4.17%
Core Laboratories (Netherlands)	16,207	2,166,228

		2,166,228

Financial Services – 8.62%
Affiliated Managers Group †	10,210	1,738,967
LendingClub †	103,376	816,670
MSCI Class A	21,240	1,612,966
WisdomTree Investments	28,594	311,389

		4,479,992

Healthcare – 10.79%
ABIOMED †	20,566	1,997,781
athenahealth †	8,132	1,083,996
Bio-Techne	27,099	2,525,085

		5,606,862

Information Technology – 20.74%
Arista Networks †	13,675	911,029
Blackbaud @	40,905	2,526,702
Ellie Mae †	11,362	949,863
Logitech International
Class R	116,308	1,782,266
NIC @	56,340	997,781
Paycom Software †	14,958	571,545
VeriFone Systems †	86,001	2,447,588
Yelp †	28,281	593,901

		10,780,675

Office REIT – 5.34%
Equity Commonwealth @†	99,413	2,774,617

		2,774,617

Producer Durables – 12.47%
Expeditors International of Washington	32,223	1,598,583

	Number of shares	Value (U.S. $)
Common Stock (continued)
Producer Durables (continued)
Graco	32,358	$2,536,544
Zebra Technologies †	37,507	2,346,438

		6,481,565

Utilities – 4.15%
j2 Global	33,938	2,155,742

		2,155,742

Total Common Stock (cost $39,157,286)		48,859,211

	Principal amount°
Short-Term Investments – 5.15%
Discount Notes – 1.67%≠
Federal Home Loan Bank
0.164% 5/2/16	42,398	42,398
0.323% 5/19/16	1,354	1,354
0.336% 7/22/16	185,559	185,429
0.34% 7/13/16	202,993	202,867
0.346% 7/25/16	125,563	125,472
0.349% 5/18/16	111,257	111,245
0.373% 5/27/16	104,412	104,395
0.375% 6/8/16	20,631	20,625
0.525% 8/15/16	76,388	76,314

		870,099

Repurchase Agreements – 3.48%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $425,929 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $434,439)	425,920	425,920
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $709,884 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $724,065)	709,868	709,868

(continues	)	21

Schedules of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $670,227 (collateralized by U.S.government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $683,616)	670,212	$670,212

		1,806,000

Total Short-Term Investments (cost $2,675,986)		2,676,099

Total Value of Securities – 99.16% (cost $41,833,272)		$51,535,310

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $8, 613, 876, which represents 16.57% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The High-Yield Bond Portfolio

April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 0.21%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #@	456,000	$465,120

Total Convertible Bond (cost $464,522)		465,120

Corporate Bonds – 86.48%

Automobiles – 0.34%
Group 1 Automotive 144A 5.25% 12/15/23 #	740,000	740,000

		740,000

Banking – 3.63%
JPMorgan Chase 6.75% 8/29/49 ●	2,045,000	2,265,042
Lloyds Banking Group 7.50% 4/30/49 ●	1,215,000	1,207,710
Popular 7.00% 7/1/19	1,388,000	1,360,240
Royal Bank of Scotland Group 8.00% 12/29/49 ●	1,660,000	1,595,155
Santander Issuances 5.179% 11/19/25	400,000	398,201
US Bancorp 5.125% 12/29/49 ●	1,115,000	1,141,481

		7,967,829

Basic Industry – 8.56%
AK Steel 7.625% 5/15/20	722,000	617,310
ArcelorMittal
6.50% 3/1/21	500,000	513,750
7.25% 2/25/22	510,000	539,006
10.85% 6/1/19	290,000	333,500
Ball 5.25% 7/1/25	1,055,000	1,113,690
Builders FirstSource
144A 7.625% 6/1/21 #	1,108,000	1,171,710
144A 10.75% 8/15/23 #	1,185,000	1,256,100
Cemex
144A 7.25% 1/15/21 #	1,475,000	1,578,250
144A 7.75% 4/16/26 #	200,000	213,500
Chemours
144A 6.625% 5/15/23 #	325,000	286,000
144A 7.00% 5/15/25 #	430,000	375,175
FMG Resources August 2006 144A 6.875% 4/1/22 #	535,000	489,525
Freeport-McMoRan
2.30% 11/14/17	685,000	666,163
2.375% 3/15/18	240,000	231,600
3.55% 3/1/22	260,000	218,400

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Kissner Milling 144A 7.25% 6/1/19 #@	365,000	$361,350
Kraton Polymers 144A 10.50% 4/15/23 #	535,000	537,675
NCI Building Systems 144A 8.25% 1/15/23 #	975,000	1,048,125
New Gold
144A 6.25% 11/15/22 #	527,000	487,475
144A 7.00% 4/15/20 #	370,000	362,600
NOVA Chemicals 144A 5.00% 5/1/25 #	840,000	825,300
PQ 144A 6.75% 11/15/22 #	1,145,000	1,183,644
Rayonier AM Products 144A 5.50% 6/1/24 #	735,000	624,750
Standard Industries
144A 5.50% 2/15/23 #	225,000	236,531
144A 6.00% 10/15/25 #	750,000	811,875
Steel Dynamics 5.50% 10/1/24	685,000	697,844
Summit Materials
6.125% 7/15/23	1,150,000	1,164,375
144A 8.50% 4/15/22 #	400,000	426,000
TPC Group 144A 8.75% 12/15/20 #	520,000	386,100

		18,757,323

Capital Goods – 4.90%
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	200,000
144A 6.00% 6/30/21 #	1,240,000	1,227,600
144A 7.25% 5/15/24 #	320,000	320,000
BWAY Holding 144A 9.125% 8/15/21 #	1,292,000	1,243,550
Gardner Denver 144A 6.875% 8/15/21 #	1,379,000	1,185,940
KLX 144A 5.875% 12/1/22 #	1,100,000	1,112,375
Plastipak Holdings 144A 6.50% 10/1/21 #	1,175,000	1,198,500
Reynolds Group Issuer
5.75% 10/15/20	575,000	598,000
6.875% 2/15/21	195,000	202,592
8.25% 2/15/21	635,000	660,400
Signode Industrial Group
144A 6.375% 5/1/22 #	1,080,000	1,058,400
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	1,190,000	1,172,150
TransDigm 6.50% 7/15/24	550,000	556,875

		10,736,382

(continues	)	23

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical – 8.02%
American Builders & Contractors Supply 144A 5.75% 12/15/23 #	630,000	$661,500
American Tire Distributors 144A 10.25% 3/1/22 #	1,050,000	947,625
Beacon Roofing Supply 6.375% 10/1/23	835,000	891,363
Boyd Gaming
144A 6.375% 4/1/26 #	435,000	446,963
6.875% 5/15/23	1,015,000	1,058,137
Caleres 6.25% 8/15/23	580,000	594,500
GLP Capital 5.375% 4/15/26	525,000	548,625
HD Supply 144A 5.75% 4/15/24 #	590,000	620,237
JC Penney 8.125% 10/1/19	400,000	414,000
L Brands 6.875% 11/1/35	1,310,000	1,447,550
LKQ 4.75% 5/15/23	505,000	510,050
M/I Homes 6.75% 1/15/21	1,165,000	1,170,825
MGP Escrow Issuer 144A 5.625% 5/1/24 #	625,000	653,125
Mohegan Tribal Gaming Authority 9.75% 9/1/21	2,088,000	2,187,180
Neiman Marcus Group 144A 8.00% 10/15/21 #	645,000	564,375
PulteGroup 5.50% 3/1/26	250,000	259,375
Rite Aid 144A 6.125% 4/1/23 #	1,125,000	1,203,053
Sabre GLBL 144A 5.25% 11/15/23 #	1,120,000	1,139,600
Sally Holdings 5.625% 12/1/25	1,105,000	1,185,113
Scientific Games 8.125% 9/15/18	210,000	203,175
Wynn Las Vegas 144A 5.50% 3/1/25 #	910,000	874,169

		17,580,540

Consumer Non-Cyclical – 7.41%
Amsurg 5.625% 7/15/22	835,000	860,051
Cott Beverages 5.375% 7/1/22	255,000	262,969
Dean Foods 144A 6.50% 3/15/23 #	855,000	899,887
ExamWorks Group 5.625% 4/15/23	1,075,000	1,156,969
JBS Investments 144A 7.75% 10/28/20 #	410,000	423,325
JBS USA 144A 5.75% 6/15/25 #	1,845,000	1,706,625

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,145,000	$1,113,513
NBTY 144A 7.625% 5/15/21 #	1,440,000	1,476,000
NES Rentals Holdings 144A 7.875% 5/1/18 #	215,000	206,400
Pomegranate Merger Sub 144A 9.75% 5/1/23 #	810,000	799,875
Post Holdings
7.375% 2/15/22	695,000	734,963
144A 7.75% 3/15/24 #	950,000	1,037,875
Prestige Brands
144A 5.375% 12/15/21 #	1,165,000	1,197,037
144A 6.375% 3/1/24 #	200,000	211,000
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,640,000	1,709,700
Spectrum Brands 6.125% 12/15/24	925,000	993,219
SUPERVALU 7.75% 11/15/22	660,000	584,100
Team Health 144A 7.25% 12/15/23 #	810,000	862,144

		16,235,652

Energy – 9.33%
AmeriGas Finance 7.00% 5/20/22	1,000,000	1,061,250
Antero Resources
5.125% 12/1/22	310,000	299,150
5.375% 11/1/21	440,000	427,900
6.00% 12/1/20	205,000	206,453
Calumet Specialty Products Partners 7.625% 1/15/22	775,000	528,937
Concho Resources
5.50% 10/1/22	500,000	506,875
5.50% 4/1/23	605,000	612,563
Continental Resources 5.00% 9/15/22	350,000	328,563
Energy Transfer Equity 7.50% 10/15/20	705,000	713,813
EnLink Midstream Partners
2.70% 4/1/19	705,000	651,206
4.15% 6/1/25	1,381,000	1,192,781
Freeport-McMoran Oil & Gas 6.50% 11/15/20	590,000	560,500
Genesis Energy
5.75% 2/15/21	665,000	628,425
6.00% 5/15/23	475,000	441,750
6.75% 8/1/22	710,000	685,185

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Hilcorp Energy I
144A 5.00% 12/1/24 #	595,000	$556,325
144A 5.75% 10/1/25 #	554,000	524,915
Murphy Oil USA 6.00% 8/15/23	990,000	1,040,114
Newfield Exploration 5.625% 7/1/24	810,000	828,225
Noble Energy 5.625% 5/1/21	2,335,000	2,402,087
Noble Holding International 5.00% 3/16/18	600,000	588,750
NuStar Logistics 6.75% 2/1/21	1,075,000	1,069,625
Oasis Petroleum 6.875% 3/15/22	585,000	525,037
Regency Energy Partners 5.875% 3/1/22	750,000	767,333
Sunoco 144A 6.25% 4/15/21 #	600,000	609,000
Targa Resources Partners
144A 6.625% 10/1/20 #	130,000	133,331
144A 6.75% 3/15/24 #	1,075,000	1,099,187
6.875% 2/1/21	858,000	881,595
Transocean 6.00% 3/15/18	600,000	573,000

		20,443,875

Financials – 3.48%
Ally Financial 5.75% 11/20/25	1,660,000	1,686,975
Communications Sales & Leasing
144A 6.00% 4/15/23 #	485,000	483,787
8.25% 10/15/23	520,000	495,300
Equinix 5.375% 4/1/23	1,000,000	1,050,000
ESH Hospitality 144A 5.25% 5/1/25 #	1,690,000	1,675,213
James Hardie International Finance 144A 5.875% 2/15/23 #	1,115,000	1,140,087
UBS Group 6.875% 12/29/49 ●	1,145,000	1,108,589

		7,639,951

Healthcare – 8.09%
Community Health Systems 6.875% 2/1/22	1,257,000	1,143,870
DaVita HealthCare Partners
5.00% 5/1/25	1,265,000	1,268,163
5.125% 7/15/24	1,065,000	1,085,869

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
HCA
5.25% 6/15/26	300,000	$312,375
5.375% 2/1/25	2,250,000	2,303,437
HealthSouth
5.75% 11/1/24	1,115,000	1,156,813
5.75% 9/15/25	680,000	706,860
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,205,000	1,254,706
IASIS Healthcare 8.375% 5/15/19	1,845,000	1,771,200
Kinetic Concepts
144A 7.875% 2/15/21 #	365,000	395,569
10.50% 11/1/18	283,000	287,429
12.50% 11/1/19	635,000	611,187
LifePoint Health 5.875% 12/1/23	1,265,000	1,328,250
Mallinckrodt International Finance
4.75% 4/15/23	205,000	168,184
144A 5.50% 4/15/25 #	340,000	308,550
144A 5.625% 10/15/23 #	505,000	475,963
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	920,000	962,927
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	1,070,000	1,088,725
Tenet Healthcare 8.125% 4/1/22	1,060,000	1,105,050

		17,735,127

Insurance – 1.89%
HUB International
144A 7.875% 10/1/21 #	1,835,000	1,802,887
144A 9.25% 2/15/21 #	325,000	339,625
USI 144A 7.75% 1/15/21 #	1,235,000	1,239,631
XLIT 6.50% 10/29/49 ●	1,090,000	765,725

		4,147,868

Media – 10.20%
Altice Luxembourg 144A 7.75% 5/15/22 #	765,000	765,956
Altice US Finance 144A 7.75% 7/15/25 #	795,000	798,975
CCO Holdings
144A 5.375% 5/1/25 #	950,000	974,937
144A 5.50% 5/1/26 #	115,000	117,587
144A 5.875% 4/1/24 #	65,000	68,250
CCOH Safari 144A 5.75% 2/15/26 #	1,380,000	1,428,300

(continues	)	25

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Columbus International 144A 7.375% 3/30/21 #	495,000	$527,645
CSC Holdings 5.25% 6/1/24	1,606,000	1,465,475
DISH DBS
5.00% 3/15/23	600,000	550,500
5.875% 11/15/24	910,000	857,447
Gray Television 7.50% 10/1/20	1,089,000	1,146,173
Lamar Media 144A 5.75% 2/1/26 #	1,040,000	1,102,400
Midcontinent Communications & Midcontinent Finance 144A 6.875% 8/15/23 #	680,000	708,900
Neptune Finco 144A 10.875% 10/15/25 #	330,000	367,950
Numericable-SFR 144A 7.375% 5/1/26 #	2,440,000	2,479,650
RCN Telecom Services 144A 8.50% 8/15/20 #	715,000	726,619
Sinclair Television Group 144A 5.625% 8/1/24 #	1,115,000	1,149,844
Sirius XM Radio 144A 5.375% 4/15/25 #	1,080,000	1,107,000
Tribune Media 144A 5.875% 7/15/22 #	1,210,000	1,206,975
Unitymedia 144A 6.125% 1/15/25 #	735,000	760,725
Univision Communications 144A 8.50% 5/15/21 #	1,115,000	1,165,287
VTR Finance 144A 6.875% 1/15/24 #	1,570,000	1,571,963
WideOpenWest Finance 10.25% 7/15/19	1,310,000	1,319,825

		22,368,383

Services – 5.91%
ADT 6.25% 10/15/21	560,000	582,131
Air Medical Merger Sub 144A 6.375% 5/15/23 #	1,250,000	1,206,250
Avis Budget Car Rental 144A 5.25% 3/15/25 #	1,540,000	1,418,725
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,130,000	997,225
GEO Group
5.125% 4/1/23	265,000	261,687
5.875% 10/15/24	610,000	625,250
6.00% 4/15/26	805,000	826,735
GFL Environmental 144A 9.875% 2/1/21 #	760,000	805,600

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services (continued)
Mattamy Group 144A 6.50% 11/15/20 #	955,000	$929,931
MGM Resorts International 6.00% 3/15/23	1,423,000	1,481,699
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	680,000	698,700
United Rentals North America
5.50% 7/15/25	1,050,000	1,048,125
5.75% 11/15/24	920,000	937,250
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	335,000	204,350
XPO Logistics 144A 6.50% 6/15/22 #	960,000	939,648

		12,963,306

Technology & Electronics – 5.48%
CommScope 144A 5.50% 6/15/24 #	430,000	432,967
CommScope Technologies Finance 144A 6.00% 6/15/25 #	690,000	710,700
Emdeon 144A 6.00% 2/15/21 #	980,000	994,700
Entegris 144A 6.00% 4/1/22 #	1,005,000	1,038,919
First Data
144A 5.75% 1/15/24 #	200,000	203,750
144A 7.00% 12/1/23 #	2,400,000	2,475,000
Infor US 6.50% 5/15/22	1,465,000	1,359,535
Micron Technology 144A 7.50% 9/15/23 #	810,000	840,375
Microsemi 144A 9.125% 4/15/23 #	1,065,000	1,176,825
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	1,140,000	1,222,650
Solera 144A 10.50% 3/1/24 #	725,000	761,250
Western Digital 144A 10.50% 4/1/24 #	805,000	784,875

		12,001,546

Telecommunications – 7.65%
CenturyLink
6.75% 12/1/23	1,335,000	1,319,981
7.50% 4/1/24	290,000	291,450
Cogent Communications Finance 144A 5.625% 4/15/21 #@	860,000	847,100

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Cogent Communications Group 144A 5.375% 3/1/22 #	340,000	$340,000
Digicel
144A 6.00% 4/15/21 #	250,000	230,000
144A 6.75% 3/1/23 #	625,000	566,797
Digicel Group 144A 8.25% 9/30/20 #	1,570,000	1,440,475
Frontier Communications
144A 10.50% 9/15/22 #	1,235,000	1,275,286
144A 11.00% 9/15/25 #	995,000	1,008,681
Level 3 Financing 5.375% 5/1/25	1,070,000	1,092,737
Sable International Finance 144A 6.875% 8/1/22 #	585,000	603,281
Sprint
7.125% 6/15/24	760,000	573,800
7.25% 9/15/21	665,000	540,313
7.875% 9/15/23	430,000	337,550
Sprint Capital 6.90% 5/1/19	340,000	312,800
Sprint Communications
144A 7.00% 3/1/20 #	425,000	438,281
144A 9.00% 11/15/18 #	660,000	700,425
T-Mobile USA
6.00% 3/1/23	645,000	679,669
6.00% 4/15/24	245,000	256,944
6.375% 3/1/25	790,000	832,463
6.50% 1/15/26	108,000	114,885
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,215,000	1,224,574
Wind Acquisition Finance 144A 7.375% 4/23/21 #	970,000	868,150
Zayo Group 6.00% 4/1/23	835,000	862,137

		16,757,779

Utilities – 1.59%
AES 5.50% 4/15/25	1,055,000	1,062,913
Calpine
5.375% 1/15/23	705,000	714,694
5.50% 2/1/24	385,000	390,775
Dynegy
7.375% 11/1/22	105,000	104,242
7.625% 11/1/24	495,000	486,337
Enel 144A 8.75% 9/24/73 #●	620,000	716,875

		3,475,836

Total Corporate Bonds (cost $188,160,050)		189,551,397

	Principal amount°	Value (U.S. $)

Senior Secured Loans – 6.33%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	644,934	$583,665
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	962,398	967,009
Amaya Holdings 1st Lien 5.00% 8/1/21	1,157,085	1,111,645
Applied Systems 2nd Lien 7.50% 1/23/22 @	1,244,892	1,223,106
Atkore International 2nd Lien 7.75% 10/9/21	225,000	210,937
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,221,155	1,187,574
Blue Ribbon 1st Lien 5.50% 11/13/21	680,000	678,583
Blue Ribbon 2nd Lien 9.25% 11/13/22	185,000	185,578
Flint Group 2nd Lien 8.25% 9/7/22 @	700,000	652,750
FMG Resources August 2006 1st Lien 4.25% 6/30/19	840,569	795,493
Hanson Building Tranche B 1st Lien 6.50% 3/13/22 @	849,865	848,448
JC Penney 1st Lien 6.00% 5/22/18	955,598	957,629
KIK Custom Products 1st Lien 6.00% 8/26/22 @	737,011	716,282
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	215,000	207,251
Marina District Tranche B 1st Lien 6.50% 8/15/18	765,947	767,623
Mohegan Tribal Gaming Authority Tranche B 5.50% 6/15/18	718,110	711,602
PET Acquisition Merger Sub Tranche B1 1st Lien 5.75% 1/26/23	1,107,225	1,115,331
Solera Tranche B 1st Lien 5.75% 3/3/23	400,000	402,643
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	549,000	549,915

Total Senior Secured Loans (cost $13,737,232)		13,873,064

(continues	)	27

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Number of shares	Value (U.S. $)

Common Stock – 0.00%

Century Communi-cations @=†	60,000	$0

Total Common Stock (cost $1,816)		0

Preferred Stock – 1.64%

Ally Financial 8.50% ●	2,085	52,083
Bank of America 6.50% ●	2,110,000	2,223,413
GMAC Capital Trust I 6.402% ●	7,000	175,490
Morgan Stanley 5.55% ●	1,150,000	1,139,937

Total Preferred Stock (cost $3,549,144)		3,590,923

	Principal amount°

Short-Term Investments – 4.88%

Discount Notes – 1.42%≠
Federal Home Loan Bank
0.336% 7/22/16	814,773	814,204
0.34% 7/13/16	1,423,058	1,422,176
0.346% 7/25/16	880,242	879,606

		3,115,986

Repurchase Agreements – 3.46%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $1,785,789 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $1,821,470)	1,785,754	1,785,754
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $2,976,323 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $3,035,781)	2,976,256	2,976,256

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $2,810,056 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $2,866,191)	2,809,990	$2,809,990

		7,572,000

Total Short-Term Investments (cost $10,687,720)		10,687,986

Total Value of Securities – 99.54% (cost $216,600,484)		$218,168,490

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $100,561,104, which represents 45.88% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $5,114,156, which represents 2.33% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
T	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.

Unfunded Commitments

The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2016:

Borrower	Unfunded Loan Commitments
Nexstar Broadcasting	$2,675,000

PIK – Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Security – 0.10%

Fannie Mae Grantor Trust Series 2003-T4 2A5 5.027% 9/26/33 f	120,541	$135,376

Total Agency Asset-Backed Security (cost $119,567)		135,376

Agency Collateralized Mortgage Obligations – 2.29%

Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	13,309	15,600
Series 2002-90 A2 6.50% 11/25/42	28,664	32,442
Series 2004-W11 1A2 6.50% 5/25/44	23,908	28,559
Series 2005-70 PA 5.50% 8/25/35	10,107	11,439
Series 2008-15 SB 6.161% 8/25/36 ●S	26,652	5,599
Series 2010-129 SM 5.561% 11/25/40 ●S	169,586	27,595
Series 2011-15 SA 6.621% 3/25/41 ●S	171,078	36,585
Series 2011-118 DC 4.00% 11/25/41	382,488	402,524
Series 2012-122 SD 5.661% 11/25/42 ●S	211,901	48,915
Series 2013-38 AI 3.00% 4/25/33 S	145,361	19,035
Series 2013-43 IX 4.00% 5/25/43 S	638,188	140,081
Series 2013-44 DI 3.00% 5/25/33 S	192,298	25,398
Series 2013-55 AI 3.00% 6/25/33 S	282,841	37,421
Series 2014-68 BS 5.711% 11/25/44 ●S	233,600	46,894
Series 2014-90 SA 5.711% 1/25/45 ●S	654,366	140,363
Series 2015-27 SA 6.011% 5/25/45 ●S	89,661	19,712
Series 2015-44 Z 3.00% 9/25/43	190,703	187,513
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	44,481	50,027
Series 2326 ZQ 6.50% 6/15/31	37,041	41,836
Series 3123 HT 5.00% 3/15/26	122,701	133,849

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3656 PM 5.00% 4/15/40	81,149	$89,915
Series 4109 AI 3.00% 7/15/31 S	461,494	47,348
Series 4120 IK 3.00% 10/15/32 S	352,379	46,054
Series 4146 IA 3.50% 12/15/32 S	187,692	28,287
Series 4159 KS 5.717% 1/15/43 ●S	160,626	39,647
Series 4181 DI 2.50% 3/15/33 S	112,642	12,870
Series 4185 LI 3.00% 3/15/33 S	73,744	9,917
Series 4191 CI 3.00% 4/15/33 S	76,324	10,123
Series 4435 DY 3.00% 2/15/35	157,000	160,131
Freddie Mac Strips
Series 267 S5 5.567% 8/15/42 ●S	241,865	51,948
Series 299 S1 5.567% 1/15/43 ●S	187,497	41,510
Series 326 S2 5.517% 3/15/44 ●S	126,371	28,840
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.239% 5/25/28 ●	250,000	254,763
Series 2016-DNA1 M2 3.339% 7/25/28 ●	250,000	254,415
GNMA
Series 2010-113 KE 4.50% 9/20/40	125,000	140,833
Series 2013-113 AZ 3.00% 8/20/43	201,471	196,530
Series 2015-133 AL 3.00% 5/20/45	208,000	205,762

Total Agency Collateralized Mortgage Obligations (cost $3,086,632)		3,070,280

Agency Mortgage-Backed Securities – 33.94%

Fannie Mae ARM
2.288% 8/1/34 ●	34,141	35,947
2.385% 3/1/38 ●	33,802	35,342
2.411% 5/1/43 ●	28,192	28,890
2.553% 6/1/43 ●	9,591	9,856
2.697% 4/1/36 ●	26,585	28,198

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
2.913% 7/1/45 ●	35,253	$36,368
3.082% 4/1/44 ●	125,049	130,257
3.207% 4/1/44 ●	45,837	47,868
3.242% 3/1/44 ●	50,941	53,306
3.28% 9/1/43 ●	25,201	26,374
Fannie Mae Relocation 30 yr
5.00% 11/1/33	924	1,002
5.00% 1/1/34	1,341	1,421
5.00% 11/1/34	3,821	4,147
5.00% 10/1/35	9,041	9,908
5.00% 1/1/36	9,451	10,331
Fannie Mae S.F. 15 yr
3.00% 9/1/30	103,973	108,949
3.00% 12/1/30	272,707	286,179
3.00% 2/1/31	257,275	269,642
3.00% 3/1/31	590,147	618,140
3.50% 4/1/26	250,831	266,306
3.50% 7/1/26	17,624	18,639
3.50% 11/1/26	29,685	31,483
3.50% 8/1/29	126,762	134,094
3.50% 4/1/30	64,148	68,464
4.00% 5/1/24	49,565	52,862
4.00% 5/1/25	15,774	16,822
4.00% 11/1/25	58,984	62,941
4.00% 12/1/26	25,906	27,678
4.00% 1/1/27	289,284	308,573
4.00% 5/1/27	59,565	63,732
4.00% 8/1/27	34,179	36,512
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/31	195,000	199,605
Fannie Mae S.F. 20 yr
3.00% 2/1/33	4,400	4,583
3.00% 8/1/33	12,498	13,034
3.00% 8/1/34	29,824	31,089
3.00% 1/1/36	282,885	293,779
3.50% 9/1/33	18,397	19,596
4.00% 1/1/31	7,922	8,533
4.00% 2/1/31	22,506	24,244
Fannie Mae S.F. 30 yr
3.00% 7/1/42	26,602	27,333
3.00% 10/1/42	14,599	15,025
3.00% 12/1/42	61,642	63,337
3.00% 1/1/43	173,052	177,782
3.00% 2/1/43	20,060	20,611
3.00% 5/1/43	50,310	51,687
3.50% 1/1/43	324,318	340,586
3.50% 2/1/45	317,298	333,872
3.50% 8/1/45	592,933	621,568

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
3.50% 2/1/46	633,959	$664,575
4.00% 11/1/42	342,682	369,922
4.00% 1/1/43	598,002	645,576
4.00% 8/1/43	14,300	15,381
4.50% 7/1/36	8,188	8,938
4.50% 6/1/38	57,311	62,831
4.50% 4/1/39	87,150	94,904
4.50% 6/1/39	2,138,579	2,330,034
4.50% 9/1/39	21,836	23,818
4.50% 11/1/39	66,432	73,391
4.50% 4/1/40	98,541	107,519
4.50% 9/1/40	111,676	121,852
4.50% 11/1/40	17,706	19,319
4.50% 2/1/41	288,706	315,035
4.50% 3/1/41	20,882	22,786
4.50% 4/1/41	70,142	76,536
4.50% 7/1/41	32,010	34,927
4.50% 8/1/41	40,106	44,510
4.50% 10/1/41	78,708	85,944
4.50% 12/1/41	181,897	198,430
4.50% 1/1/42	1,371,100	1,495,453
4.50% 4/1/42	24,864	27,127
4.50% 9/1/42	658,703	719,867
4.50% 1/1/43	113,996	124,322
4.50% 9/1/43	94,298	102,846
4.50% 10/1/43	42,371	46,306
4.50% 11/1/43	44,018	48,105
4.50% 1/1/44	311,545	338,913
4.50% 4/1/44	339,386	369,325
4.50% 5/1/44	572,443	624,044
4.50% 6/1/44	496,443	541,106
4.50% 10/1/44	334,476	365,544
4.50% 12/1/44	77,336	84,520
4.50% 1/1/45	637,004	694,192
4.50% 2/1/45	649,613	708,467
5.00% 3/1/34	3,688	4,102
5.00% 2/1/35	40,434	44,968
5.00% 3/1/35	6,343	7,027
5.00% 6/1/35	5,755	6,401
5.00% 8/1/35	70,518	78,053
5.00% 10/1/35	27,113	30,074
5.00% 11/1/35	16,367	18,149
5.00% 4/1/37	8,107	8,996
5.00% 8/1/37	2,122	2,352
5.50% 12/1/32	1,613	1,823
5.50% 6/1/33	18,358	20,758
5.50% 9/1/33	181,038	204,519
5.50% 4/1/34	5,875	6,641

(continues	)	31

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 5/1/34	131,801	$149,037
5.50% 7/1/34	4,221	4,776
5.50% 9/1/34	51,071	57,777
5.50% 11/1/34	5,575	6,299
5.50% 12/1/34	231,072	261,345
5.50% 3/1/35	14,093	15,930
5.50% 5/1/35	59,431	67,253
5.50% 6/1/35	5,817	6,576
5.50% 12/1/35	5,925	6,679
5.50% 1/1/36	55,525	62,733
5.50% 4/1/36	140,301	158,106
5.50% 5/1/36	2,725	3,075
5.50% 7/1/36	2,347	2,655
5.50% 9/1/36	150,633	170,263
5.50% 11/1/36	10,165	11,408
5.50% 1/1/37	42,756	47,989
5.50% 2/1/37	20,383	22,906
5.50% 4/1/37	85,124	95,665
5.50% 8/1/37	628,190	710,512
5.50% 9/1/37	59,506	66,844
5.50% 1/1/38	662,359	748,506
5.50% 2/1/38	23,919	26,953
5.50% 6/1/38	99,457	111,693
5.50% 7/1/38	21,793	24,525
5.50% 9/1/38	98,294	111,056
5.50% 1/1/39	177,527	200,836
5.50% 2/1/39	153,314	173,298
5.50% 6/1/39	62,192	70,537
5.50% 10/1/39	66,781	75,028
5.50% 12/1/39	120,213	136,105
5.50% 3/1/40	359,872	406,953
5.50% 7/1/40	77,508	87,658
5.50% 3/1/41	206,098	232,936
5.50% 9/1/41	737,749	830,402
6.00% 4/1/35	468,886	540,742
6.00% 7/1/35	49,421	56,440
6.00% 6/1/36	2,662	3,040
6.00% 7/1/36	3,192	3,635
6.00% 12/1/36	2,936	3,343
6.00% 2/1/37	9,254	10,565
6.00% 6/1/37	1,672	1,927
6.00% 7/1/37	1,569	1,787
6.00% 8/1/37	12,208	13,930
6.00% 9/1/37	3,111	3,553
6.00% 11/1/37	496	566
6.00% 5/1/38	98,317	112,176
6.00% 9/1/38	8,702	9,939
6.00% 10/1/38	3,905	4,454

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 11/1/38	7,322	$8,430
6.00% 1/1/39	13,641	15,566
6.00% 9/1/39	116,647	133,142
6.00% 10/1/39	203,504	234,905
6.00% 3/1/40	13,217	15,092
6.00% 4/1/40	27,253	31,106
6.00% 9/1/40	11,143	12,699
6.00% 10/1/40	276,694	315,897
6.00% 11/1/40	4,923	5,680
6.00% 5/1/41	172,762	197,259
6.00% 7/1/41	365,586	418,213
7.00% 12/1/33	7,185	8,812
7.00% 5/1/35	448	510
7.00% 6/1/35	2,239	2,314
7.00% 12/1/37	8,234	8,870
7.50% 6/1/31	1,089	1,355
7.50% 6/1/34	10,034	11,770
Fannie Mae S.F. 30 yr TBA
3.00% 6/1/46	14,925,000	15,267,224
3.50% 5/1/46	154,000	161,387
4.50% 6/1/46	1,469,000	1,598,053
Freddie Mac ARM
2.513% 1/1/44 ●	95,782	98,664
2.57% 4/1/34 ●	1,891	2,004
2.828% 9/1/45 ●	280,984	290,200
2.944% 10/1/45 ●	71,212	73,446
2.953% 11/1/44 ●	26,563	27,550
3.107% 3/1/46 ●	102,991	106,473
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,707	1,862
Freddie Mac S.F. 15 yr
4.00% 5/1/25	4,766	5,083
4.50% 8/1/24	25,372	26,817
4.50% 9/1/26	27,784	29,632
Freddie Mac S.F. 20 yr
3.50% 1/1/34	43,141	45,531
3.50% 9/1/35	66,117	69,796
4.00% 10/1/35	79,177	85,218
Freddie Mac S.F. 30 yr
3.00% 10/1/42	27,480	28,263
3.00% 11/1/42	23,786	24,609
3.50% 8/1/45	383,926	403,745
4.50% 4/1/39	12,475	13,756
4.50% 10/1/39	23,334	25,476
4.50% 4/1/41	147,682	161,330
4.50% 3/1/42	87,040	95,256
5.50% 3/1/34	3,492	3,930
5.50% 12/1/34	3,155	3,565

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.50% 9/1/35	52,857	$59,605
5.50% 11/1/35	5,782	6,493
5.50% 6/1/36	1,934	2,170
5.50% 11/1/36	3,981	4,438
5.50% 12/1/36	977	1,095
5.50% 9/1/37	6,396	7,166
5.50% 4/1/38	300,977	337,411
5.50% 6/1/38	2,473	2,778
5.50% 7/1/38	22,804	25,582
5.50% 8/1/38	14,343	16,085
5.50% 6/1/39	23,619	26,544
5.50% 3/1/40	11,130	12,463
5.50% 8/1/40	34,845	39,067
5.50% 1/1/41	10,887	12,225
5.50% 6/1/41	707,335	794,968
6.00% 2/1/36	7,006	8,051
6.00% 1/1/38	4,089	4,653
6.00% 6/1/38	11,376	12,941
6.00% 8/1/38	16,800	19,363
6.00% 5/1/40	36,881	42,163
6.00% 7/1/40	38,738	44,235
7.00% 11/1/33	1,013	1,226
Freddie Mac S.F. 30 yr TBA
4.50% 5/1/46	632,000	687,336
GNMA I S.F. 30 yr 5.00% 6/15/40	6,456	7,160
7.00% 12/15/34	127,182	154,059
7.50% 12/15/31	297	367
7.50% 2/15/32	292	359

Total Agency Mortgage-Backed Securities (cost $45,145,998)		45,447,627

Collateralized Debt Obligations – 1.49%

Avery Point III CLO
Series 2013-3A A 144A 2.033% 1/18/25 #●	250,000	247,217
Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 2.124% 7/20/26 #●	500,000	496,772
Cent CLO 21 Series 2014-21A A1B 144A 2.024% 7/27/26 #●	250,000	245,749
Magnetite IX Series 2014-9A A1 144A 2.058% 7/25/26 #●	505,000	504,241

	Principal amount°	Value (U.S. $)

Collateralized Debt Obligations (continued)

Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.048% 7/15/27 #●	250,000	$248,533
Shackleton CLO
Series 2014-5A A 144A 2.12% 5/7/26 #●	250,000	247,885

Total Collateralized Debt Obligations (cost $2,002,596)		1,990,397

Commercial Mortgage-Backed Securities – 6.11%

Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.001% 2/10/51 ●	60,000	62,838
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	55,000	57,016
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.899% 12/10/49 ●	60,000	60,305
Series 2014-GC25 A4 3.635% 10/10/47	100,000	106,885
Series 2015-GC27 A5 3.137% 2/10/48	150,000	154,205
Series 2016-P3 A4 3.329% 4/15/49	110,000	113,901
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	105,000	107,539
Series 2014-CR16 A4 4.051% 4/10/47	175,000	192,838
Series 2014-CR19 A5 3.796% 8/10/47	145,000	157,233
Series 2014-CR20 A4 3.59% 11/10/47	57,000	61,041
Series 2014-CR20 AM 3.938% 11/10/47	350,000	375,323
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	134,589
Series 2015-CR23 A4 3.497% 5/10/48	55,000	58,126
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	75,000	76,408
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	95,000	98,637

(continues	)	33

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	105,000	$118,372
Series 2011-LC1A C 144A 5.867% 11/10/46 #●	135,000	148,455
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #●	90,000	97,032
Series 2011-K14 B 144A 5.341% 2/25/47 #●	50,000	55,444
Series 2011-K15 B 144A 5.116% 8/25/44 #●	55,000	60,577
Series 2012-K18 B 144A 4.40% 1/25/45 #●	50,000	53,449
Series 2012-K22 B 144A 3.811% 8/25/45 #●	60,000	61,689
Series 2012-K22 C 144A 3.811% 8/25/45 #●	115,000	109,554
Series 2012-K23 C 144A 3.782% 10/25/45 #●	50,000	47,229
Series 2012-K708 B 144A 3.883% 2/25/45 #●	135,000	138,471
Series 2012-K708 C 144A 3.883% 2/25/45 #●	25,000	24,838
Series 2013-K26 C 144A 3.722% 12/25/45 #●	40,000	36,846
Series 2013-K30 C 144A 3.668% 6/25/45 #●	75,000	67,809
Series 2013-K31 C 144A 3.741% 7/25/46 #●	183,000	168,413
Series 2013-K33 B 144A 3.618% 8/25/46 #●	45,000	45,036
Series 2013-K35 C 144A 4.077% 8/25/23 #●	20,000	17,953
Series 2013-K712 B 144A 3.484% 5/25/45 #●	190,000	192,928
Series 2013-K712 C 144A 3.484% 5/25/45 #●	250,000	251,735
Series 2013-K713 B 144A 3.274% 4/25/46 #●	110,000	110,759
Series 2013-K713 C 144A 3.274% 4/25/46 #●	135,000	132,879
Series 2014-K716 C 144A 4.085% 8/25/47 #●	55,000	55,537
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	750,000	794,100
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	200,000	218,142

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	100,000	$108,681
Series 2014-GC24 A5 3.931% 9/10/47	465,000	506,779
Series 2015-GC32 A4 3.764% 7/10/48	75,000	80,741
Hilton USA Trust
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	100,000	100,428
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	265,000	269,403
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	37,399	37,280
Series 2014-C22 B 4.713% 9/15/47 ●	30,000	32,091
Series 2015-C33 A4 3.77% 12/15/48	185,000	199,224
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.674% 8/12/37 ●	20,000	21,589
Series 2005-LDP5 D 5.737% 12/15/44 ●	40,000	39,893
Series 2006-LDP8 AM 5.44% 5/15/45	320,000	321,881
Series 2013-LC11 B 3.499% 4/15/46	95,000	97,321
Series 2015-JP1 A5 3.914% 1/15/49	95,000	103,449
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,032	2,039
Series 2006-C6 AJ 5.452% 9/15/39 ●	85,000	84,474
Series 2006-C6 AM 5.413% 9/15/39	145,000	146,369
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	220,000	236,268
Series 2015-C26 A5 3.531% 10/15/48	135,000	142,836
Series 2016-C29 A4 3.325% 5/15/49	35,000	35,969

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	$97,289
Series 2006-TOP23 A4 6.12% 8/12/41 ●	27,297	27,314
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	25,000	25,330
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	75,000	77,671
Series 2012-LC5 B 4.142% 10/15/45	100,000	105,043
Series 2014-LC18 A5 3.405% 12/15/47	70,000	73,847
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	95,706
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	275,000	283,881

Total Commercial Mortgage-Backed Securities (cost $8,129,469)		8,176,927

Convertible Bonds – 0.08%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	7,000	6,703
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	10,000	10,125
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	3,000	2,537
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	7,000	7,893
General Cable 4.50% exercise price $32.77, maturity date 11/15/29 @f	12,000	7,980
Gilead Sciences 1.625% exercise price $22.44,maturity date 5/31/16	4,000	15,806
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	6,000	5,554

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	7,000	$8,868
Jefferies Group 3.875%exercise price $44.35,maturity date 11/1/29	8,000	8,025
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	14,000	13,493
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	9,000	9,011
Titan Machinery 3.75%exercise price $43.17,maturity date 5/1/19 @	7,000	5,880
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●	2,000	2,816

Total Convertible Bonds (cost $99,790)		104,691

Corporate Bonds – 32.56%

Banking – 6.75%
Bank Nederlandse Gemeenten 144A 1.625% 4/19/21 #	182,000	182,102
Bank of America 4.45% 3/3/26	735,000	762,058
Bank of New York Mellon
2.15% 2/24/20	25,000	25,270
2.50% 4/15/21	270,000	276,879
2.80% 5/4/26	70,000	70,604
BB&T 5.25% 11/1/19	312,000	341,411
Citizens Financial Group 4.30% 12/3/25	115,000	118,885
City National 5.25% 9/15/20	70,000	78,488
Compass Bank 3.875% 4/10/25	250,000	237,010
Cooperatieve Rabobank 2.50% 1/19/21	250,000	254,043
Credit Suisse Group Funding Guernsey 144A 4.55% 4/17/26 #	610,000	624,033
Fifth Third Bancorp 2.875% 7/27/20	50,000	50,845
Fifth Third Bank 3.85% 3/15/26	450,000	464,630
HSBC USA 2.75% 8/7/20	100,000	101,845
Huntington Bancshares 3.15% 3/14/21	130,000	133,360

(continues	)	35

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase
3.30% 4/1/26	100,000	$101,387
4.25% 10/1/27	530,000	554,406
KeyBank 3.30% 6/1/25	250,000	258,805
Morgan Stanley
2.50% 4/21/21	45,000	45,137
3.875% 1/27/26	345,000	358,710
3.95% 4/23/27	70,000	70,052
PNC Bank
2.30% 6/1/20	250,000	253,397
2.45% 11/5/20	250,000	254,740
2.60% 7/21/20	250,000	257,017
3.25% 6/1/25	250,000	259,417
6.875% 4/1/18	250,000	274,559
Royal Bank of Scotland Group 4.80% 4/5/26	200,000	204,288
State Street
2.55% 8/18/20	120,000	123,703
3.10% 5/15/23	65,000	66,910
3.55% 8/18/25	135,000	145,274
SunTrust Banks
2.35% 11/1/18	75,000	76,041
2.90% 3/3/21	50,000	50,922
SVB Financial Group 3.50% 1/29/25	120,000	120,224
Swedbank 144A 2.65% 3/10/21 #	200,000	204,307
Toronto-Dominion Bank
2.125% 4/7/21	110,000	110,396
2.50% 12/14/20	150,000	153,199
U.S. Bancorp
2.35% 1/29/21	315,000	322,809
3.10% 4/27/26	140,000	141,048
3.60% 9/11/24 @	40,000	42,245
UBS Group Funding Jersey 144A 4.125% 4/15/26 #	345,000	355,091
USB Capital IX 3.50% 10/29/49 @●	355,000	268,913
Wells Fargo 2.50% 3/4/21	185,000	188,079
Zions Bancorporation 4.50% 6/13/23	55,000	55,717

		9,038,256

Basic Industry – 1.32%
CF Industries 5.375% 3/15/44	95,000	93,884
Dow Chemical 8.55% 5/15/19	209,000	249,752

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Eastman Chemical 4.65% 10/15/44	130,000	$130,808
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	15,270
8.00% 1/15/24	150,000	195,850
International Paper 5.15% 5/15/46	145,000	156,100
INVISTA Finance 144A 4.25% 10/15/19 #	80,000	77,647
Methanex 4.25% 12/1/24	95,000	81,709
NOVA Chemicals 144A 5.00% 5/1/25 #	55,000	54,037
OCP 144A 4.50% 10/22/25 #	200,000	194,850
PPG Industries 2.30% 11/15/19	290,000	293,824
Rio Tinto Finance USA 3.75% 6/15/25	155,000	159,181
WR Grace & Co-Conn 144A 5.125% 10/1/21 #	55,000	57,723

		1,760,635

Brokerage – 0.15%
Jefferies Group
6.45% 6/8/27	30,000	32,228
6.50% 1/20/43	15,000	14,044
Lazard Group
3.75% 2/13/25	125,000	117,911
6.85% 6/15/17	34,000	35,812

		199,995

Capital Goods – 0.73%
Cemex 144A 7.75% 4/16/26 #	200,000	213,500
Crane
2.75% 12/15/18	20,000	20,369
4.45% 12/15/23	95,000	99,714
Fortune Brands Home & Security 3.00% 6/15/20	70,000	71,255
Lockheed Martin
2.50% 11/23/20	45,000	46,344
3.55% 1/15/26	100,000	107,417
Masco 3.50% 4/1/21	395,000	402,900
Parker-Hannifin 3.30% 11/21/24	10,000	10,599

		972,098

Communications – 4.16%
21st Century Fox America 4.95% 10/15/45	140,000	155,894

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
AT&T
3.60% 2/17/23	325,000	$339,619
5.65% 2/15/47	505,000	571,091
CC Holdings GS V 3.849% 4/15/23	65,000	68,903
CCO Safari II
144A 4.464% 7/23/22 #	40,000	42,575
144A 4.908% 7/23/25 #	350,000	377,867
Columbus International 144A 7.375% 3/30/21 #	200,000	213,190
Comcast 3.15% 3/1/26	730,000	765,425
Crown Castle Towers 144A 4.883% 8/15/20 #	275,000	294,421
CSC Holdings 5.25% 6/1/24	470,000	428,875
DISH DBS 5.00% 3/15/23	295,000	270,663
Frontier Communications
144A 10.50% 9/15/22 #	80,000	82,610
144A 11.00% 9/15/25 #	175,000	177,406
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,885
Mobile Telesystems OJSC via MTS International Funding 144A 8.625% 6/22/20 #	100,000	116,012
Omnicom Group 3.60% 4/15/26	120,000	125,193
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	44,754
144A 2.898% 10/15/19 #	60,000	60,202
Sky 144A 3.75% 9/16/24 #	600,000	622,735
Sprint Communications 144A 7.00% 3/1/20 #	270,000	278,437
Telefonica Emisiones 6.421% 6/20/16	50,000	50,339
Time Warner 4.85% 7/15/45	155,000	167,664
Verizon Communications 4.862% 8/21/46	175,000	188,315
WPP Finance 2010 5.625% 11/15/43	30,000	32,397

		5,574,472

Consumer Cyclical – 2.78%
AutoZone 3.125% 4/21/26	30,000	30,336
BMW U.S. Capital
144A 2.00% 4/11/21 #	190,000	191,028
144A 2.80% 4/11/26 #	355,000	361,630
CVS Health 144A 5.00% 12/1/24 #	375,000	434,355

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Daimler Finance North America 144A
3.30% 5/19/25 #	150,000	$154,691
Ford Motor Credit 2.24% 6/15/18	465,000	468,354
General Motors Financial
3.45% 4/10/22	30,000	30,150
4.375% 9/25/21	65,000	68,815
5.25% 3/1/26	155,000	170,361
Home Depot
2.00% 4/1/21	80,000	81,022
3.00% 4/1/26	70,000	73,295
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	75,803
144A 3.00% 3/18/21 #	120,000	123,690
Lowe’s
2.50% 4/15/26	140,000	138,812
3.375% 9/15/25	105,000	112,536
3.70% 4/15/46	150,000	148,892
Marriott International 3.375% 10/15/20	50,000	51,646
MGM Resorts International 6.00% 3/15/23	280,000	291,550
O’Reilly Automotive 3.55% 3/15/26	65,000	67,833
Signet UK Finance 4.70% 6/15/24	105,000	103,628
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @	200,000	207,525
4.50% 10/1/34 @	20,000	19,916
Target
2.50% 4/15/26	30,000	30,050
3.625% 4/15/46	145,000	144,578
Toyota Motor Credit 2.80% 7/13/22	140,000	146,823

		3,727,319

Consumer Non-Cyclical – 3.45%
Anheuser-Busch InBev Finance 3.65% 2/1/26	810,000	854,846
AstraZeneca 3.375% 11/16/25	175,000	182,574
Becton Dickinson 6.375% 8/1/19	120,000	136,162
Biogen
4.05% 9/15/25	170,000	183,126
5.20% 9/15/45	125,000	142,998

(continues	)	37

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Campbell Soup 3.30% 3/19/25	140,000	$146,047
Celgene 3.25% 8/15/22	425,000	440,618
JB y Cia 144A 3.75% 5/13/25 #	150,000	152,424
JBS USA 144A 5.75% 6/15/25 #	90,000	83,250
Johnson & Johnson 3.70% 3/1/46	30,000	31,950
PepsiCo
2.85% 2/24/26	175,000	180,462
4.45% 4/14/46	50,000	55,949
Perrigo Finance 3.50% 12/15/21	400,000	408,150
Reynolds American
4.00% 6/12/22	155,000	168,783
4.45% 6/12/25	315,000	349,497
Sigma Alimentos 144A 4.125% 5/2/26 #	200,000	200,722
St. Jude Medical 2.80% 9/15/20	75,000	76,891
Sysco 3.30% 7/15/26	400,000	411,012
Thermo Fisher Scientific 3.00% 4/15/23	280,000	284,217
Zimmer Biomet Holdings 4.625% 11/30/19	120,000	130,486

		4,620,164

Electric – 5.87%
AES 5.50% 4/15/25	110,000	110,825
AES Gener 144A 5.25% 8/15/21 #	200,000	213,364
Alabama Power 4.30% 1/2/46	90,000	99,291
Ameren Illinois
3.25% 3/1/25	300,000	316,672
9.75% 11/15/18	295,000	352,297
American Transmission Systems 144A 5.25% 1/15/22 #	50,000	55,968
Appalachian Power 4.45% 6/1/45	75,000	77,959
Berkshire Hathaway Energy 3.75% 11/15/23	345,000	371,164
Black Hills 3.95% 1/15/26 @	45,000	47,303
CenterPoint Energy 5.95% 2/1/17	5,000	5,150
Cleveland Electric Illuminating 5.50% 8/15/24	75,000	86,960

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
CMS Energy
3.60% 11/15/25	50,000	$52,521
6.25% 2/1/20	120,000	137,441
ComEd Financing III 6.35% 3/15/33 @	60,000	63,328
Commonwealth Edison 4.35% 11/15/45	160,000	174,987
Consumers Energy 4.10% 11/15/45	40,000	43,286
Dominion Resources 3.90% 10/1/25	135,000	142,289
DTE Energy 144A 3.30% 6/15/22 #	115,000	119,375
Duke Energy
3.75% 4/15/24	155,000	165,490
4.80% 12/15/45	150,000	165,025
Duke Energy Carolinas 3.875% 3/15/46	80,000	83,631
Electricite de France 144A 5.25% 1/29/49 #●	100,000	96,765
Enel 144A 8.75% 9/24/73 #●	200,000	231,250
Enel Finance International 144A 6.00% 10/7/39 #	100,000	121,118
Entergy 4.00% 7/15/22	45,000	48,023
Entergy Arkansas 3.50% 4/1/26	20,000	21,614
Entergy Louisiana
4.05% 9/1/23	315,000	348,421
4.95% 1/15/45	10,000	10,261
Exelon 144A 3.95% 6/15/25 #	220,000	235,066
Great Plains Energy 4.85% 6/1/21	35,000	38,173
Indiana Michigan Power
3.20% 3/15/23	10,000	10,195
4.55% 3/15/46	45,000	47,632
Interstate Power & Light 3.40% 8/15/25	85,000	89,711
IPALCO Enterprises
3.45% 7/15/20	115,000	117,875
5.00% 5/1/18	35,000	36,881
ITC Holdings 3.65% 6/15/24	75,000	77,127
Kansas City Power & Light 3.65% 8/15/25	220,000	230,631
LG&E & KU Energy 4.375% 10/1/21	165,000	179,207

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Louisville Gas & Electric
3.30% 10/1/25	15,000	$16,031
4.375% 10/1/45	65,000	72,998
Metropolitan Edison 144A 4.00% 4/15/25 #	110,000	113,825
MidAmerican Energy 4.25% 5/1/46	145,000	161,144
National Rural Utilities Cooperative Finance
2.85% 1/27/25	430,000	439,314
4.75% 4/30/43 •	70,000	67,025
5.25% 4/20/46 •	60,000	60,346
NextEra Energy Capital Holdings 3.625% 6/15/23	145,000	149,752
NV Energy 6.25% 11/15/20	75,000	88,215
Pennsylvania Electric 5.20% 4/1/20	140,000	147,041
Public Service Electric & Gas 3.80% 3/1/46	15,000	15,556
Public Service of New Hampshire 3.50% 11/1/23	45,000	47,342
Public Service of Oklahoma 5.15% 12/1/19	325,000	360,819
Puget Energy 6.00% 9/1/21	30,000	34,231
SCANA 4.125% 2/1/22	95,000	97,180
Southern 2.75% 6/15/20	410,000	421,034
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	285,000	299,279
WEC Energy Group 3.55% 6/15/25	50,000	52,814
Wisconsin Electric Power 4.30% 12/15/45	140,000	152,198
Xcel Energy 3.30% 6/1/25	230,000	238,721

		7,859,141

Energy – 1.25%
BP Capital Markets 3.119% 5/4/26	65,000	65,754
CNOOC Finance 2015
Australia 2.625% 5/5/20	200,000	199,904
Dominion Gas Holdings 4.60% 12/15/44	160,000	159,916
Energy Transfer Partners 9.70% 3/15/19	59,000	66,767
EnLink Midstream Partners 2.70% 4/1/19	50,000	46,185
Enterprise Products Operating
3.95% 2/15/27	155,000	160,864
7.034% 1/15/68 ●	30,000	30,825

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Noble Energy 5.05% 11/15/44	65,000	$61,762
Occidental Petroleum 3.40% 4/15/26	85,000	88,045
Petroleos Mexicanos
3.50% 7/23/20	20,000	19,640
144A 6.875% 8/4/26 #	55,000	60,830
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	201,517
Plains All American Pipeline 8.75% 5/1/19	100,000	112,708
Regency Energy Partners 5.875% 3/1/22	170,000	173,929
Woodside Finance
144A 3.65% 3/5/25 #	65,000	61,507
144A 8.75% 3/1/19 #	140,000	161,204

		1,671,357

Finance Companies – 0.58%
Affiliated Managers Group 3.50% 8/1/25	105,000	103,076
Aviation Capital Group
144A 2.875% 9/17/18 #	15,000	14,992
144A 4.875% 10/1/25 #	95,000	93,278
144A 6.75% 4/6/21 #	65,000	73,775
General Electric Capital
2.10% 12/11/19	130,000	133,445
5.55% 5/4/20	10,000	11,531
6.00% 8/7/19	90,000	103,442
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	235,000	237,992

		771,531

Insurance – 1.37%
American International Group 3.30% 3/1/21	95,000	98,046
Berkshire Hathaway
2.75% 3/15/23	80,000	82,590
3.125% 3/15/26	205,000	213,746
Berkshire Hathaway Finance 2.90% 10/15/20	65,000	68,799
Five Corners Funding Trust 144A 4.419% 11/15/23 #	100,000	106,330
Highmark
144A 4.75% 5/15/21 #@	40,000	41,010
144A 6.125% 5/15/41 #@	15,000	15,219
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	27,220

(continues	)	39

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Principal Life Global Funding II 144A 3.00% 4/18/26 #	105,000	$105,322
Prudential Financial 5.375% 5/15/45 ●	85,000	86,509
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	90,000	91,877
144A 4.125% 11/1/24 #	460,000	476,065
Trinity Acquisition
3.50% 9/15/21	30,000	30,649
4.40% 3/15/26	45,000	45,992
Voya Financial 5.65% 5/15/53 ●	45,000	42,199
XLIT
4.45% 3/31/25	130,000	130,878
5.50% 3/31/45	145,000	142,296
6.50% 10/29/49 ●	45,000	31,613

		1,836,360

REITs – 1.66%
American Tower
2.80% 6/1/20	70,000	70,854
3.30% 2/15/21	145,000	149,636
4.00% 6/1/25	220,000	230,642
4.40% 2/15/26	55,000	59,395
American Tower Trust I 144A 3.07% 3/15/23 #	65,000	65,342
CBL & Associates
4.60% 10/15/24	60,000	55,085
5.25% 12/1/23	15,000	14,460
Corporate Office Properties
3.60% 5/15/23	45,000	42,701
5.25% 2/15/24	55,000	57,594
Crown Castle International
3.70% 6/15/26	15,000	15,262
4.45% 2/15/26	135,000	145,297
DDR 7.875% 9/1/20	165,000	199,244
Education Realty Operating Partnership 4.60% 12/1/24	110,000	110,390
Hospitality Properties Trust 4.50% 3/15/25	65,000	63,396
Host Hotels & Resorts 3.75% 10/15/23	135,000	133,836
Kimco Realty 3.40% 11/1/22	325,000	333,176
PLA Administradora Industrial 144A 5.25% 11/10/22 #	200,000	199,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

REITs (continued)
Regency Centers 5.875% 6/15/17	69,000	$72,180
Simon Property Group
2.50% 7/15/21	45,000	46,316
3.30% 1/15/26	60,000	63,175
UDR 4.00% 10/1/25	40,000	42,652
WP Carey 4.60% 4/1/24	55,000	55,694

		2,225,327

Services – 0.29%
Total System Services
3.80% 4/1/21	35,000	36,372
4.80% 4/1/26	25,000	26,199
United Rentals North America 5.75% 11/15/24	325,000	331,094

		393,665

Technology – 0.69%
Apple 3.25% 2/23/26	340,000	356,135
CDK Global 4.50% 10/15/24	80,000	80,854
Fidelity National Information Services 5.00% 10/15/25	120,000	132,739
Oracle
3.25% 5/15/30	115,000	118,335
4.30% 7/8/34	30,000	32,118
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	206,994

		927,175

Transportation – 1.39%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	63,984	65,024
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	31,969	32,608
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	97,978	99,203
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	35,000	36,225
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	65,000	67,200
Burlington Northern Santa Fe 4.70% 9/1/45	550,000	628,872
CSX 3.35% 11/1/25	160,000	167,567
FedEx 4.75% 11/15/45	50,000	55,019

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Penske Truck Leasing 144A 3.30% 4/1/21 #	410,000	$414,841
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	28,282	29,696
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	67,963	69,747
United Parcel Service 5.125% 4/1/19	175,000	194,071

		1,860,073

Utilities – 0.12%
American Water Capital
3.40% 3/1/25	30,000	31,635
4.30% 9/1/45	120,000	128,225

		159,860

Total Corporate Bonds (cost $42,492,994)		43,597,428

Municipal Bonds – 0.78%

Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	90,000	106,371
Commonwealth of Massachusetts Series A 5.00% 3/1/46	60,000	70,383
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	140,000	166,519
New Jersey Turnpike Authority Series E 5.00% 1/1/45	140,000	161,930
New York City Water & Sewer System Second Generation Resolution 5.00% 6/15/46	55,000	65,123
New York City, New York Series C 5.00% 8/1/26	65,000	82,677
Series C 5.00% 8/1/27	35,000	44,119
North Carolina State Series A 5.00% 6/1/27	85,000	110,912
Texas State Transportation Commission (Senior Lien Mobility Fund) Series A 5.00% 10/1/44	60,000	71,327

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Texas Water Development Board Series A 5.00% 10/15/45	135,000	$162,144

Total Municipal Bonds (cost $1,023,923)		1,041,505

Non-Agency Asset-Backed Securities – 7.19%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	67,862	70,297
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	325,000	325,456
Series 2014-4 A2 1.43% 6/17/19	185,000	184,961
American Express Credit Account Master Trust
Series 2014-1 A 0.803% 12/15/21 ●	300,000	300,270
Series 2014-3 A 1.49% 4/15/20	100,000	100,644
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.673% 5/15/20 ●	360,000	360,163
ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18 #	85,695	85,459
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	100,627
Series 2013-1A A 144A 1.92% 9/20/19 #	100,000	99,494
Bank of America Credit Card Trust
Series 2014-A3 A 0.723% 1/15/20 ●	135,000	135,121
Series 2015-A1 A 0.763% 6/15/20 ●	360,000	360,756
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	16,816	16,818
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.483% 11/15/19 ●	100,000	99,893
Series 2007-A2 A2 0.513% 12/16/19 ●	100,000	99,905

(continues	)	41

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.473% 7/15/20 ●	155,000	$155,000
Series 2014-A4 A 0.793% 6/15/22 ●	80,000	79,833
Chase Issuance Trust
Series 2013-A6 A6 0.853% 7/15/20 ●	200,000	200,209
Series 2014-A5 A5 0.803% 4/15/21 ●	115,000	115,034
Chesapeake Funding Series 2012-2A A 144A 0.889% 5/7/24 #●	12,664	12,660
CIT Equipment Collateral Series 2014-VT1 A2 144A 0.86% 5/22/17 #	38,105	38,054
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.859% 7/24/20 ●	350,000	351,260
Series 2014-A6 A6 2.15% 7/15/21	200,000	204,723
Series 2014-A9 A9 0.689% 11/23/18 ●	280,000	280,081
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.942% 11/25/36 f	300,000	297,359
Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20 #	34,482	34,473
Discover Card Execution Note Trust
Series 2013-A1 A1 0.733% 8/17/20 ●	200,000	199,895
Series 2014-A1 A1 0.863% 7/15/21 ●	200,000	200,000
Series 2015-A1 A1 0.783% 8/17/20 ●	450,000	450,742
Series 2015-A3 A 1.45% 3/15/21	115,000	115,388
Series 2016-A2 A2 0.975% 9/15/21 ●	100,000	100,400
FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47 #	97,679	96,735
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	80,000	80,013

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Auto Owner Trust Series 2016-B A2B 0.749% 3/15/19 ●	110,000	$110,033
GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.889% 10/20/19 ●	825,000	821,720
Golden Credit Card Trust Series 2014-2A A 144A 0.883% 3/15/21 #●	450,000	446,132
GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17 #	54,848	54,703
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	48,500	42,234
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	100,000	100,327
Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17 #	100,000	99,942
Hyundai Auto Receivables Trust Series 2015-C A2B 0.803% 11/15/18 ●	140,832	140,792
Mercedes-Benz Auto Lease Trust Series 2016-A A2B 0.993% 7/16/18 ●	80,000	80,009
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	10,337	10,981
NextGear Floorplan Master Owner Trust Series 2014-1A A 144A 1.92% 10/15/19 #	115,000	114,338
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	145,000	144,974
Series 2015-B A2B 0.963% 12/15/17 ●	90,000	90,074
Nissan Auto Receivables Owner Trust Series 2015-C A2B 0.783% 11/15/18 ●	90,000	90,042
Penarth Master Issuer Series 2015-1A A1 144A 0.836% 3/18/19 #●	150,000	149,502

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Penarth Master Issuer Series 2015-2A A1 144A 0.836% 5/18/19 #●	200,000	$199,292
PFS Financing Series 2015-AA A 144A 1.053% 4/15/20 #●	100,000	98,782
Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,865
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,059
Series 2015-2 A 1.60% 4/15/21	140,000	140,260
Trade MAPS 1
Series 2013-1A A 144A 1.136% 12/10/18 #●	250,000	248,918
Series 2013-1A B 144A 1.686% 12/10/18 #●	250,000	247,705
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	85,000	84,789
Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19 #	270,000	267,045
Volvo Financial Equipment Series 2014-1A A3 144A 0.82% 4/16/18 #	36,147	36,078
Series 2014-1A B 144A 1.66% 11/16/20 #	100,000	99,973
Wheels Series 2014-1A A2 144A 0.84% 3/20/23 #	78,239	77,981
World Financial Network Credit Card Master Trust Series 2015-A A 0.913% 2/15/22 ●	75,000	74,787

Total Non-Agency Asset-Backed Securities (cost $9,614,560)		9,623,060

Non-Agency Collateralized Mortgage Obligations – 1.16%

JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.428% 6/25/29 #●	86,493	88,722
Series 2014-2 B2 144A 3.428% 6/25/29 #●	86,493	87,393

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	$101,035
Series 2015-1 B1 144A 2.663% 12/25/44 #●	198,115	195,681
Series 2015-4 B1 144A 3.636% 6/25/45 #●	98,374	95,750
Series 2015-4 B2 144A 3.636% 6/25/45 #●	98,374	93,775
Series 2015-5 B2 144A 2.892% 5/25/45 #●	99,009	92,486
Series 2015-6 B1 144A 3.65% 10/25/45 #●	98,721	101,360
Series 2015-6 B2 144A 3.65% 10/25/45 #●	98,721	99,421
New Residential Mortgage Loan Trust Series 2015-2A A1 3.75% 8/25/55 ●	99,525	102,536
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.673% 9/25/43 #●	94,237	93,719
Series 2014-2 A4 144A 3.50% 7/25/44 #●	61,992	63,290
Series 2015-1 B2 144A 3.891% 1/25/45 #●	43,745	44,018
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	96,366	96,441
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	98,282	98,258
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.915% 3/20/45 #●	97,873	99,502

Total Non-Agency Collateralized Mortgage Obligations (cost $1,535,609)		1,553,387

Regional Bonds – 0.25%Δ

Canada – 0.10%
Province of Ontario Canada 2.50% 4/27/26	70,000	69,949
Province of Quebec Canada 2.50% 4/20/26	65,000	65,006

		134,955

(continues	)	43

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Regional BondsΔ (continued)
Japan – 0.15%
Japan Finance Organization For Municipalities 144A 2.125% 4/13/21 #	206,000	$205,146

		205,146

Total Regional Bonds (cost $340,095)		340,101

Senior Secured Loans – 3.34%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	69,363	69,810
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	350,000	346,588
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	350,000	351,677
Aramark Tranche E 1st Lien 3.25% 9/7/19	61,125	61,335
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	130,000	130,316
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	145,875	143,444
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	350,000	345,319
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	378,263	380,006
FCA Tranche B 1st Lien 3.50% 5/24/17	111,448	111,597
First Data Tranche B 1st Lien 4.439% 3/24/21	84,068	84,373
HCA Tranche B6 1st Lien 3.685% 3/18/23	94,500	95,268
Houghton International 1st Lien 4.25% 12/20/19	187,777	183,083
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	28,805	28,760
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	350,000	352,112
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	196,977	197,150
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	250,000	251,188
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.00% 4/7/23	350,000	352,625

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)
Numericable U.S. Tranche B 1st Lien 5.00% 1/31/24	350,000	$352,771
Solera Tranche B 1st Lien 5.75% 3/3/23	135,000	135,892
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	340,000	342,423
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	159,877	160,049

Total Senior Secured Loans (cost $4,459,275)		4,475,786

Sovereign Bonds – 0.41%Δ
Indonesia – 0.16%
Indonesia Government International Bond 144A 4.875% 5/5/21 #	200,000	217,098

		217,098

Japan – 0.15%
Japan Bank For International Cooperation 2.375% 4/20/26	200,000	200,780

		200,780

United Kingdom – 0.06%
United Kingdom Gilt 3.25% 1/22/44	GBP 42,900	73,310

		73,310

Uruguay – 0.04%
Uruguay Government International Bond 4.375% 10/27/27	57,000	58,924

		58,924

Total Sovereign Bonds (cost $539,324)		550,112

Supranational Banks – 0.33%

Asian Development Bank 2.00% 4/24/26	175,000	174,143
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR 360,000,000	26,952
Inter-American Development Bank 6.00% 9/5/17	INR 3,900,000	58,280

	Principal Amount°	Value (U.S. $)

Supranational Banks (continued)
International Bank for Reconstruction & Development 1.625% 3/9/21	170,000	$171,298
International Finance 3.625% 5/20/20	NZD 20,000	14,375

Total Supranational Banks (cost $450,329)		445,048

U.S. Treasury Obligations – 8.51%
U.S. Treasury Bond 2.875% 8/15/45	3,675,000	3,834,635
U.S. Treasury Notes
1.25% 3/31/21 ¥	7,530,000	7,518,825
1.625% 2/15/26	45,000	44,221

Total U.S. Treasury Obligations (cost $11,421,665)		11,397,681

	Number of shares

Convertible Preferred Stock – 0.01%
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	1	1,178
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	7	8,722

Total Convertible Preferred Stock (cost $10,171)		9,900

Preferred Stock – 0.34%
General Electric 5.00% ●	308,000	320,320
Integrys Energy Group 6.00% @●	1,950	50,883
PNC Preferred Funding Trust II 144A 1.856% #●	100,000	86,250

Total Preferred Stock (cost $454,469)		457,453

	Number of Contracts

Options Purchased – 0.00%
Futures Put Option—0.00%
U.S. Treasury 2 yr Notes exercise price $108.63, expiration date 6/24/16	43	4,031

Total Options Purchased (cost $7,512)		4,031

	Principal amount°	Value (U.S. $)

Short-Term Investments – 16.48%
Discount Notes – 5.22%≠
Federal Home Loan Bank
0.336% 7/22/16	1,830,174	$1,828,897
0.34% 7/13/16	3,191,360	3,189,381
0.346% 7/25/16	1,974,037	1,972,610

		6,990,888

Repurchase Agreements – 11.26%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $3,555,777 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $3,626,822)	3,555,706	3,555,706
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $5,926,310 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $6,044,701)	5,926,177	5,926,177
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $5,595,248 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $5,707,020)	5,595,117	5,595,117

		15,077,000

Total Short-Term Investments (cost $22,067,290)		22,067,888

Total Value of Securities – 115.37% (cost $153,001,268)		$154,488,678

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $20,849,258, which represents 15.57% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

(continues	)	45

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $776,905, which represents 0.58% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	125,546	USD	(143,246)	5/13/16	$569

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	E-mini S&P 500 Index	$ (305,158)	$ (308,865)	6/20/16	$ (3,707)
2	U.S. Treasury 10 yr Notes	258,912	260,125	6/22/16	1,213
4	U.S. Treasury Long Bonds	661,616	653,250	6/22/16	(8,366)

		$ 615,370			$ (10,860)

Swap Contracts

Credit Default Swap (CDS) Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
	JPMC - iTraxx® Europe Crossover
ICE	Series 25[5]	EUR 180,000	5.00%	6/20/21	$(16,406)	$ (1,325)
JPMC	CDX.EM.25[6]	636,000	1.00%	6/20/21	52,986	514

						$ (811)

Interest Rate Swap Contracts7

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BOA-10 yr	1,030,000	2.049%	0.637%	1/12/26	$ 32,962
CME - BOA-30 yr	640,000	2.485%	0.637%	1/14/46	38,069
CME - BOA-30 yr	590,000	2.524%	0.637%	1/12/46	40,413
CME - BOA-30 yr	470,000	2.504%	0.637%	1/12/46	30,004

					$ 141,448

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $16,549.

5Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

7An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues	)	47

Schedules of investments

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

BOA – Bank of America

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Emerging Markets Index

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

DB – Deutsche Bank

EUR – European Monetary Unit

GBP – British Pound Sterling

GE – General Electric

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

LB – Lehman Brothers

NZD – New Zealand Dollar

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WF – Wells Fargo

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.18%Δ

Australia – 1.40%
QBE Insurance Group	671,135	$5,689,817

		5,689,817

Denmark – 0.91%
ISS	96,860	3,677,869

		3,677,869

France – 6.19%
Cie de Saint-Gobain	214,536	9,824,950
GDF Suez VVPR Strip @=†	101,871	0
Sanofi	136,081	11,236,148
Societe Generale	104,011	4,079,099

		25,140,197

Germany – 10.27%
Allianz	52,066	8,838,394
Daimler	93,751	6,515,046
RWE †	398,638	5,954,526
SAP	137,439	10,751,828
Telefonica Deutschland Holding	1,903,260	9,663,140

		41,722,934

Italy – 2.10%
Eni	525,208	8,539,730

		8,539,730

Japan – 17.59%
Canon	354,000	9,898,813
Honda Motor	424,200	11,447,373
Hoya	98,500	3,771,986
Kao	15,500	857,413
Kirin Holdings	767,000	11,062,279
Mitsubishi Electric	371,000	3,942,772
NTT DOCOMO	118,000	2,830,110
Seven & i Holdings	19,900	811,968
Shin-Etsu Chemical	35,900	2,010,715
Takeda Pharmaceutical	279,600	13,354,214
Tokio Marine Holdings	223,900	7,326,567
Tokyo Electron	62,500	4,130,763

		71,444,973

Netherlands – 2.46%
Koninklijke Ahold	460,076	10,009,390

		10,009,390

Singapore – 6.13%
Sembcorp Industries	1,328,100	2,854,005

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Singapore (continued)
Singapore Telecommunications	4,292,300	$12,319,796
United Overseas Bank	703,419	9,728,664

		24,902,465

Spain – 5.94%
Banco Santander	473,330	2,396,122
Iberdrola	1,627,501	11,561,588
Telefonica	933,405	10,177,070

		24,134,780

Sweden – 4.26%
Ericsson Class B	739,055	5,982,053
Telia	2,370,242	11,319,264

		17,301,317

Switzerland – 13.34%
ABB †	653,736	13,820,250
Nestle	152,202	11,344,150
Novartis	104,200	7,951,048
Syngenta	30,121	12,057,192
Zurich Insurance Group †	40,308	9,021,294

		54,193,934

United Kingdom – 27.59%
Amec Foster Wheeler	569,544	4,110,183
BP	2,333,077	12,741,046
G4S	2,407,561	6,627,550
GlaxoSmithKline	644,432	13,738,116
J Sainsbury	479,960	2,026,037
Kingfisher	1,450,125	7,710,496
Lloyds Banking Group	9,857,274	9,660,062
National Grid	799,188	11,383,067
Pearson	447,658	5,265,469
Royal Dutch Shell Class A	11,782	307,598
Royal Dutch Shell Class B	621,180	16,210,411
Tesco †	3,262,342	8,203,613
Unilever	251,984	11,246,254
Vodafone Group	893,846	2,862,846

		112,092,748

Total Common Stock (cost $412,042,643)		398,850,154

(continues	)	49

Schedules of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

	Principal amount°	Value (U.S. $)

Short-Term Investments – 2.28%

Discount Notes – 2.28%≠
Federal Home Loan Bank
0.34% 7/13/16	5,719,309	$5,715,763
0.346% 7/25/16	3,537,717	3,535,159

Total Short-Term Investments (cost $9,250,100)		9,250,922

Total Value of Securities – 100.46% (cost $421,292,743)		$408,101,076

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 12 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	SEK	567,493	USD	(70,592)	5/3/16	$85
BNYM	AUD	210,175	USD	(160,204)	5/3/16	(424)
NT	AUD	221,483	USD	(168,783)	5/2/16	(400)
NT	SEK	656,441	USD	(81,723)	5/2/16	29

						$(710)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AUD – Australian Dollar

BCLY – Barclays Bank

BNYM – BNY Mellon

NT – Northern Trust

SEK – Swedish Krona

USD – U.S. Dollar

VVPR Strip – Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Emerging Markets Portfolio

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.50%Δ

Brazil – 4.54%
Ambev ADR	290,500	$1,623,895
CCR	738,800	3,443,473
Cielo	238,402	2,311,764

		7,379,132

Chile – 1.38%
Banco Santander Chile ADR	43,770	849,138
Cia Cervecerias Unidas	124,382	1,393,670

		2,242,808

China – 17.27%■
Beijing Enterprises Holdings	443,999	2,323,913
Belle International Holdings	2,983,515	1,830,826
China BlueChemical Class H	2,849,000	661,115
China Mobile	455,000	5,217,580
China Resources Power Holdings	1,804,038	3,055,996
Golden Eagle Retail Group	1,213,000	1,398,009
Hengan International Group	345,500	3,108,961
Huabao International Holdings †	2,383,000	940,064
Jiangsu Expressway Class H	1,898,000	2,500,685
Sands China	533,200	1,910,939
Want Want China Holdings	3,377,000	2,603,419
WH Group †	3,105,000	2,513,813

		28,065,320

India – 10.35%
Axis Bank	290,355	2,067,898
Bajaj Auto	96,669	3,631,755
Cairn India	882,937	1,932,132
Housing Development Finance	190,194	3,121,011
Indiabulls Housing Finance	132,533	1,385,173
Infosys	122,511	2,231,351
Infosys ADR	21,000	394,800
Larsen & Toubro	108,398	2,050,296

		16,814,416

Indonesia – 2.53%
Bank Mandiri Persero	2,632,900	1,926,561
Bank Rakyat Indonesia Persero	2,794,700	2,193,293

		4,119,854

Kazakhstan – 0.35%
KazMunaiGas Exploration Production GDR	84,480	567,706

		567,706

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Malaysia – 5.92%
AMMB Holdings	1,770,600	$2,053,198
Genting Malaysia	1,804,900	2,065,251
Malayan Banking	1,146,231	2,620,208
Tenaga Nasional	785,200	2,886,336

		9,624,993

Mexico – 6.35%
Arca Continental	146,931	1,013,550
Fibra Uno Administracion †	1,855,600	4,408,016
Gentera	657,800	1,305,304
Grupo Aeroportuario del Pacifico ADR	8,300	783,686
Grupo Financiero Santander
Mexico Class B ADR	205,114	1,874,742
Kimberly-Clark de Mexico Class A	391,800	931,412

		10,316,710

Peru – 1.85%
Credicorp	20,662	3,004,668

		3,004,668

Philippines – 1.76%
Philippine Long Distance
Telephone ADR	77,400	2,856,060

		2,856,060

Qatar – 2.78%
Qatar Electricity & Water	49,483	2,838,553
Qatar National Bank	42,376	1,676,491

		4,515,044

Republic of Korea – 8.81%
Hyundai Mobis	18,157	4,151,219
Kangwon Land	24,046	900,089
Samsung Electronics	4,760	5,201,158
SK Telecom	22,445	4,057,987

		14,310,453

Romania – 0.35%
Societatea Nationala de Gaze
Naturale GDR	96,551	575,444

		575,444

Russia – 1.82%
Gazprom ADR	571,648	2,954,277

		2,954,277

South Africa – 5.18%
Bidvest Group	55,374	1,405,351

(continues	)	51

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

South Africa (continued)
Cie Financiere Richemont NVDR	121,936	$810,665
Growthpoint Properties	829,034	1,464,688
MTN Group	117,001	1,225,140
Redefine Properties	1,837,406	1,586,324
Woolworths Holdings	298,719	1,922,386

		8,414,554

Taiwan – 13.92%
Asustek Computer	251,000	2,206,260
CTBC Financial Holding	2,944,339	1,497,137
MediaTek	342,000	2,438,843
Mega Financial Holding	2,988,245	2,121,688
Novatek Microelectronics	455,000	1,594,115
Quanta Computer	802,000	1,293,027
Taiwan Mobile	1,164,000	3,843,549
Taiwan Semiconductor
Manufacturing	1,254,588	5,834,750
Teco Electric and Machinery	2,253,000	1,781,276

		22,610,645

Thailand – 1.81%
PTT Foreign	73,400	638,809
Thai Union Group Class F	3,894,000	2,307,638

		2,946,447

Turkey – 1.94%
Tupras Turkiye Petrol Rafinerileri	29,103	768,140
Turk Telekomunikasyon	984,845	2,379,397

		3,147,537

United Arab Emirates – 1.47%
First Gulf Bank	676,104	2,383,824

		2,383,824

United Kingdom – 1.86%
Unilever	67,736	3,023,114

		3,023,114

United States – 3.26%
Abbott Laboratories	77,435	3,012,221
Yum! Brands	28,814	2,292,442

		5,304,663

Total Common Stock (cost $176,356,950)		155,177,669

	Number of shares	Value (U.S. $)

Preferred Stock – 1.52%Δ

Brazil – 0.95%
Suzano Papel e Celulose 2.91%	405,900	$1,554,323

		1,554,323

Republic of Korea – 0.57%
Hyundai Motor 4.20%	10,512	921,668

		921,668

Total Preferred Stock (cost $2,131,068)		2,475,991

	Principal amount°

Short-Term Investments – 2.67%

Discount Notes – 0.60%≠
Federal Home Loan Bank
0.304% 5/20/16	160,580	160,561
0.321% 5/18/16	95,138	95,128
0.323% 5/19/16	4,568	4,567
0.336% 7/22/16	211,087	210,940
0.34% 7/13/16	9,680	9,674
0.346% 7/25/16	5,987	5,983
0.375% 6/8/16	289,071	288,989
0.375% 7/18/16	96,650	96,586
0.525% 8/15/16	102,130	102,031

		974,459

Repurchase Agreements – 2.07%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $792,190 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $808,019)	792,175	792,175
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $1,320,321 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $1,346,697)	1,320,291	1,320,291

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $1,246,563 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $1,271,465)	1,246,534	$1,246,534

		3,359,000

Total Short-Term Investments (cost $4,333,316)		4,333,459

Total Value of Securities – 99.69% (cost $182,821,334)		$161,987,119

≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 13 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL 283,443	USD (81,749)	5/2/16	$578
BNYM	THB (1,129,260)	USD 32,291	5/4/16	(35)
BNYM	ZAR 2,597,597	USD (183,403)	5/6/16	(1,179)

				$(636)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

BRL – Brazilian Real

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

THB – Thailand Baht

USD – U.S. Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

53

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II

April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.02%Δ

Argentina – 0.96%
Cresud ADR @†	8,192	$85,934
IRSA Inversiones y Representaciones ADR @†	5,900	87,497
YPF ADR	8,000	161,200

		334,631

Bahrain – 0.02%
Aluminum Bahrain GDR 144A #@	1,800	6,446

		6,446

Brazil – 14.76%
B2W Cia Digital @†	114,335	455,445
Banco Bradesco ADR	9,732	72,696
Banco Santander Brasil ADR	48,000	258,240
Braskem ADR	12,800	182,400
BRF ADR	19,400	275,868
Centrais Eletricas Brasileiras ADR †	21,300	47,073
Cia Brasileira de Distribuicao ADR	26,500	388,225
Cia Hering	51,400	214,313
Cyrela Brazil Realty	15,780	47,580
Fibria Celulose ADR	40,300	357,058
Gerdau @	11,700	19,119
Gerdau ADR	13,000	28,990
Gol Linhas Aereas Inteligentes ADR	4,520	31,911
Hypermarcas	66,100	588,111
Itau Unibanco Holding ADR	66,550	634,221
Petroleo Brasileiro ADR †	53,200	410,172
Santos Brasil Participacoes	5,900	22,216
Telefonica Brasil ADR	32,155	396,150
Tim Participacoes ADR	53,200	589,988
Vale ADR	21,600	122,472

		5,142,248

Chile – 0.87%
Latam Airlines Group ADR †	3,603	25,870
Sociedad Quimica y Minera de Chile ADR	13,300	277,039

		302,909

China/Hong Kong – 24.08%
Alibaba Group Holding ADR †	6,500	500,110
Baidu ADR †	10,150	1,972,145
China Mengniu Dairy	191,000	324,534
China Mobile	50,000	573,360
China Mobile ADR	7,200	414,144

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Petroleum & Chemical	94,000	$67,014
China Petroleum & Chemical ADR	3,770	266,803
China Unicom Hong Kong ADR	17,100	200,070
PetroChina ADR	1,700	124,202
PetroChina Class H	280,000	206,113
Qunar Cayman Islands ADR †	2,900	118,349
SINA †	18,700	936,683
Sohu.com @†	18,900	849,177
Tencent Holdings	51,800	1,061,122
Tianjin Development Holdings @	190,000	94,793
Tingyi Cayman Islands Holding	114,000	133,298
Tsingtao Brewery	24,000	90,964
Uni-President China Holdings @	492,000	459,214

		8,392,095

Colombia – 0.80%
Cemex Latam Holdings †	61,058	279,924

		279,924

India – 9.64%
Cairn India	74,000	161,934
ICICI Bank ADR	70,000	493,500
Reliance Communications †	90,082	76,325
Reliance Industries	30,356	449,734
Reliance Industries GDR 144A #	55,000	1,628,000
Steel Authority of India	49,589	35,437
Tata Chemicals	62,463	381,954
UltraTech Cement	2,784	132,692

		3,359,576

Indonesia – 1.19%
Astra International	127,900	65,220
Global Mediacom	2,369,600	208,427
Tambang Batubara Bukit Asam Persero	118,500	63,347
United Tractors	67,106	76,326

		413,320

Malaysia – 0.27%
UEM Sunrise	356,100	92,979

		92,979

Mexico – 6.34%
America Movil Class L ADR	11,000	155,760

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Mexico (continued)
Cemex ADR †	48,891	$364,241
Fomento Economico Mexicano ADR	3,700	344,877
Grupo Financiero Banorte Class O	24,300	138,162
Grupo Financiero Santander Mexico Class B ADR	19,400	177,316
Grupo Televisa ADR	30,000	876,900
Wal-Mart de Mexico Class V	61,629	152,311

		2,209,567

Netherlands – 0.63%
Yandex Class A †	10,800	221,076

		221,076

Peru – 0.33%
Cia de Minas Buenaventura ADR †	11,500	116,725

		116,725

Poland – 0.30%
Jastrzebska Spolka Weglowa †	2,926	15,063
Powszechna Kasa Oszczednosci Bank Polski †	13,921	89,209

		104,272

Republic of Korea – 19.18%
Hitejinro Holdings	20,000	272,073
KB Financial Group ADR	9,600	291,936
KCC	1,455	542,720
KT&G	3,579	386,359
LG Uplus	28,207	277,267
Lotte Chilsung Beverage	369	637,994
Lotte Confectionery @=	257	560,015
Samsung Electronics	2,017	2,203,936
Samsung Life Insurance	4,270	410,361
SK Telecom ADR	55,000	1,100,000

		6,682,661

Russia – 4.21%
Etalon Group
GDR 144A #@=	4,800	10,944
Gazprom ADR	50,000	258,400
Lukoil (London International Exchange) ADR	3,600	152,586
Lukoil ADR	3,400	144,500
MegaFon GDR	14,100	162,150
Mobile TeleSystems ADR	19,400	179,644
Rosneft GDR	52,800	288,288

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Russia (continued)
Sberbank of Russia =	141,095	$268,911

		1,465,423

South Africa – 1.06%
Sasol ADR	5,200	170,508
Vodacom Group	17,262	200,689

		371,197

Taiwan – 5.61%
Hon Hai Precision Industry	163,824	391,617
MediaTek	80,000	570,490
Mitac Holdings	350,000	249,589
Taiwan Semiconductor Manufacturing	95,000	441,819
Taiwan Semiconductor Manufacturing ADR	12,800	301,952

		1,955,467

Thailand – 1.18%
Bangkok Bank	37,099	174,184
PTT Foreign	27,160	236,377

		410,561

Turkey – 3.01%
Akbank	175,494	539,403
Anadolu Efes Biracilik Ve Malt Sanayii	29,112	228,901
Turkcell Iletisim Hizmetleri ADR †	20,600	222,480
Turkiye Sise ve Cam Fabrikalari	41,358	57,795

		1,048,579

United States – 2.58%
Archer-Daniels-Midland	4,700	187,718
Yahoo †	19,400	710,040

		897,758

Total Common Stock (cost $37,776,699)		33,807,414

Exchange-Traded Fund – 0.66%Δ

United States – 0.66%
iShares MSCI Turkey	5,000	229,800

Total Exchange-Traded Fund (cost $184,363)		229,800

(continues	)	55

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II

	Number of shares	Value (U.S. $)

Preferred Stock – 1.40%Δ

Republic of Korea – 1.40%
LG Electronics 1.49%	17,861	$488,301

Total Preferred Stock (cost $307,186)		488,301

	Principal amount°

Short-Term Investments – 0.51%

Discount Notes – 0.32%≠
Federal Home Loan Bank
0.336% 7/22/16	5,173	5,170
0.34% 7/13/16	65,513	65,473
0.346% 7/25/16	40,524	40,494

		111,137

Repurchase Agreements – 0.19%
Bank of America Merrill Lynch 0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $15,801 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $16,117)	15,801	15,801
Bank of Montreal 0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $26,336 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $26,862)	26,335	26,335
BNP Paribas 0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $24,864 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $25,361)	24,864	24,864

		67,000

Total Short-Term Investments (cost $178,127)		178,137

Total Value of Securities – 99.59% (cost $38,446,375)		$34,703,652

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $1,645,390, which represents 4.72% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $2,628,584, which represents 7.54% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2016, the aggregate value of fair valued securities was $839,870, which represents 2.41% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 14 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	276,892	USD	(80,563)	5/3/16	$(167)
BNYM	HKD	1,823,945	USD	(235,234)	5/3/16	(87)
BNYM	TRY	200,202	USD	(71,676)	5/3/16	(202)

						$(456)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

BRL – Brazilian Real

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

TRY – Turkish Lira

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Delaware Pooled® Trust

April 30, 2016 (Unaudited)

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio
Assets:
Investments, at value[1]	$216,487,237	$76,605,312	$275,508,834
Short-term investments, at value[2]	1,213,780	3,742,314	2,546,142
Repurchase agreements, at value[3]	1,227,000	544,000	1,076,000
Cash	78,149	947	1,187
Dividends and interest receivable	309,354	8	45,078
Receivable for securities sold	—	—	348,602

Total assets	219,315,520	80,892,581	279,525,843

Liabilities:
Audit and tax fees payable	16,334	16,334	16,334
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,333	516	1,749
Accounting and administrative fees payable to affiliates	843	327	1,106
Investment management fees payable	97,742	50,475	128,230
Other accrued expenses	28,451	1,407	36,670
Legal fees payable to affiliates	1,084	3,205	4,213
Trustees’ fees and expenses payable	777	318	1,075
Reports and statements to shareholders expenses payable to affiliates	85	31	109

Total liabilities	146,649	72,613	189,486

Total Net Assets	$219,168,871	$80,819,968	$279,336,357

Net Assets Consist of:
Paid-in capital	$207,131,331	$65,986,333	$242,829,448
Undistributed (distribution in excess of) net investment income	1,359,868	(56,122)	207,946
Accumulated net realized gain (loss) on investments	2,072,253	(668,032)	1,553,452
Net unrealized appreciation of investments	8,605,419	15,557,789	34,745,511

Total Net Assets	$219,168,871	$80,819,968	$279,336,357

Net Asset Value

Portfolio Class
Net assets	$219,168,871	$80,819,968	$279,336,357
Shares of beneficial interest outstanding, unlimited authorization, no par	8,597,237	12,389,474	21,086,432
Net asset value per share	$25.49	$6.52	$13.25

[1] Investments, at cost	$207,881,978	$61,047,875	$240,763,609
[2] Short-term investments, at cost	1,213,620	3,741,962	2,545,856
[3] Repurchase agreements, at cost	1,227,000	544,000	1,076,000

See accompanying notes, which are an integral part of the financial statements.

	The Focus Smid-Cap Growth Equity Portfolio	The High-Yield Bond Portfolio
Assets:
Investments, at value[1]	$48,859,211	$207,480,504
Short-term investments, at value[2]	870,099	3,115,986
Repurchase agreements, at value[3]	1,806,000	7,572,000
Foreign currencies, at value[4]	56,670	—
Cash	1,297	878,254
Receivable for securities sold	405,480	5,451,742
Dividends and interest receivable	28,441	3,294,013
Other assets[5]	—	48,975

Total assets	52,027,198	227,841,474

Liabilities:
Audit and tax fees payable	16,334	20,117
Dividend disbursing and transfer agent fees and expenses payable to affiliates	319	1,377
Accounting and administration expenses payable to affiliates	202	871
Payable for securities purchased	—	8,368,012
Investment management fees payable	31,914	82,612
Other accrued expenses	4,210	29,502
Legal fees payable to affiliates	3,040	1,135
Trustees’ fees and expenses payable	192	820
Reports and statements to shareholders expenses payable to affiliates	20	85
Bond proceeds payable[5]	—	163,250

Total liabilities	56,231	8,667,781

Total Net Assets	$51,970,967	$219,173,693

Net Assets Consist of:
Paid-in capital	$38,892,405	$237,148,419
Undistributed net investment income	32,753	4,448,786
Accumulated net realized gain (loss) on investments	3,342,650	(23,991,518)
Net unrealized appreciation of investments	9,702,038	1,568,006
Net unrealized appreciation of foreign currencies	1,121	—

Total Net Assets	$51,970,967	$219,173,693

Net Asset Value

Portfolio Class
Net assets	$51,970,967	$219,173,693
Shares of beneficial interest outstanding, unlimited authorization, no par	2,881,839	29,595,853
Net asset value per share	$18.03	$7.41
[1] Investments, at cost	$39,157,286	$205,912,764
[2] Short-term investments, at cost	869,986	3,115,720
[3] Repurchase agreements, at cost	1,806,000	7,572,000
[4] Foreign currencies, at cost	55,729	—
[5] See Note 12 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues	)	59

Statements of assets and liabilities

Delaware Pooled® Trust

	The Core Plus Fixed Income Portfolio	The Labor Select International Equity Portfolio
Assets:
Investments, at value[1]	$132,420,790	$398,850,154
Short-term investments, at value[2]	6,990,888	9,250,922
Repurchase agreements, at value[3]	15,077,000	—
Variation margin due from brokers on centrally cleared credit default swap contracts	172,543	—
Foreign currencies, at value[4]	4,858	48,365
Receivable for securities sold	15,775,538	—
Dividends and interest receivable	648,277	2,925,350
Annual protection receipts on credit default swap contracts	19,190	—
Unrealized appreciation on interest rate swap contracts	141,448	—
Unrealized appreciation on foreign currency exchange contracts	569	114
Unrealized appreciation on credit default swap contracts	514	—
Upfront payments paid on credit default swap contracts	36,580	—
Other assets[5]	75,182	—

Total assets	171,363,377	411,074,905

Liabilities:
Cash overdraft	69,325	4,027,509
Payable for securities purchased	37,044,686	480,625
Audit and tax fees payable	21,171	18,185
Swap interest payable	2,784	—
Dividend disbursing and transfer agent fees and expenses payable to affiliates	822	2,352
Accounting and administration expenses payable to affiliates	520	1,488
Payable for fund shares redeemed	—	1,179
Other accrued expenses	38,875	59,817
Investment management fees payable	27,631	235,195
Legal fees payable to affiliates	682	1,748
Trustees’ fees and expenses payable	487	1,239
Reports and statements to shareholders expenses payable to affiliates	52	158
Unrealized depreciation on credit default swap contracts	1,325	—
Unrealized depreciation on foreign currency exchange contracts	—	824
Bond proceeds payable[5]	250,607	—

Total liabilities	37,458,967	4,830,319

Total Net Assets	$133,904,410	$406,244,586

	The Core Plus Fixed Income Portfolio	The Labor Select International Equity Portfolio
Net Assets Consist of:
Paid-in capital	$132,852,035	$477,045,527
Undistributed net investment income	786,932	4,261,035
Accumulated net realized loss on investments	(1,368,707)	(61,899,007)
Net unrealized appreciation (depreciation) of investments	1,487,410	(13,191,667)
Net unrealized appreciation (depreciation) of foreign currencies	(155)	29,408
Net unrealized appreciation (depreciation) of foreign currency exchange contracts	569	(710)
Net unrealized depreciation of futures contracts	(10,860)	—
Net unrealized appreciation of swap contracts	157,186	—

Total Net Assets	$133,904,410	$406,244,586

Net Asset Value

Portfolio Class
Net assets	$133,904,410	$406,244,586
Shares of beneficial interest outstanding, unlimited authorization, no par	13,076,790	31,471,953
Net asset value per share	$10.24	$12.91
[1] Investments, at cost	$130,933,978	$412,042,643
[2] Short-term investments, at cost	6,990,290	9,250,100
[3] Repurchase agreements, at cost	15,077,000	—
[4] Foreign currencies, at cost	5,518	48,226
[5] See Note 12 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues	)	61

Statements of assets and liabilities

Delaware Pooled® Trust

	The Emerging Markets Portfolio	The Emerging Markets Portfolio II
Assets:
Investments, at value[1]	$157,653,660	$34,525,515
Short-term investments, at value[2]	974,459	111,137
Repurchase agreements, at value[3]	3,359,000	67,000
Foreign currencies, at value[4]	1,763,197	223,056
Cash	—	6,817
Receivable for securities sold	539,200	603,162
Dividends and interest receivable	186,986	56,820
Receivable for fund shares sold	250	—
Unrealized appreciation on foreign currency exchange contracts	578	—

Total assets	164,477,330	35,593,507

Liabilities:
Cash overdraft	42,025	—
Payable for securities purchased	1,534,957	681,881
Payable for fund shares redeemed	206,900	—
Audit and tax fees payable	18,185	18,185
Dividend disbursing and transfer agent fees and expenses payable	988	211
Accounting and administration expenses payable to affiliates	625	134
Investment management fees payable	131,747	24,152
Other accrued expenses	54,401	18,303
Legal fees payable to affiliates	821	170
Trustees’ fees and expenses payable	577	122
Reports and statements to shareholders expenses payable to affiliates	63	13
Unrealized depreciation on foreign currency exchange contracts	1,214	456
Other liabilities	—	2,261

Total liabilities	1,992,503	745,888

Total Net Assets	$162,484,827	$34,847,619

Net Assets Consist of:
Paid-in capital	$217,621,441	$40,801,164
Undistributed (distribution in excess of) net investment income	652,228	(615,557)
Accumulated net realized loss on investments	(34,952,796)	(1,591,115)
Net unrealized depreciation of investments	(20,834,215)	(3,742,723)
Net unrealized depreciation of foreign currencies	(1,195)	(3,694)
Net unrealized depreciation of foreign currency exchange contracts	(636)	(456)

Total Net Assets	$162,484,827	$34,847,619

Net Asset Value

Portfolio Class
Net assets	$162,484,827	$34,847,619
Shares of beneficial interest outstanding, unlimited authorization, no par	21,899,477	4,776,983
Net asset value per share	$7.42	$7.29
[1] Investments, at cost	$178,488,018	$38,268,248
[2] Short-term investments, at cost	974,316	111,127
[3] Repurchase agreements, at cost	3,359,000	67,000
[4] Foreign currencies, at cost	1,756,280	223,121

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Pooled® Trust

Six months ended April 30, 2016 (Unaudited)

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio
Investment Income:
Dividends	$2,792,298	$393,340	$1,487,064
Interest	2,635	4,223	5,265
Foreign tax withheld	—	—	(25,190)

	2,794,933	397,563	1,467,139

Expenses:
Management fees	568,780	322,347	800,141
Accounting and administration expenses	33,862	14,075	47,642
Audit and tax fees	16,334	16,334	16,341
Legal fees	12,560	6,334	18,976
Dividend disbursing and transfer agent fees and expenses	11,253	4,774	16,003
Registration fees	10,232	9,246	9,731
Trustees’ fees and expenses	5,390	2,299	7,795
Custodian fees	4,628	2,759	8,245
Reports and statements to shareholders expenses	4,329	1,877	5,835
Other	4,136	3,342	5,947

	671,504	383,387	936,656
Less expenses waived	—	(2,717)	—
Less expense paid indirectly	(1)	(1)	(2)

Total operating expenses	671,503	380,669	936,654

Net Investment Income	2,123,430	16,894	530,485

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	2,191,787	(85,605)	2,525,896
Net change in unrealized appreciation (depreciation) of investments	3,106,677	(9,818,715)	(26,737,585)

Net Realized and Unrealized Gain (Loss)	5,298,464	(9,904,320)	(24,211,689)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,421,894	$(9,887,426)	$(23,681,204)

See accompanying notes, which are an integral part of the financial statements.

(continues	)	63

Statements of operations

Delaware Pooled® Trust

	The Focus Smid-Cap Growth Equity Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio
Investment Income:
Dividends	$297,417	$14,684	$2,473
Interest	2,338	7,292,410	1,630,691
Foreign tax withheld	(1,361)	—	—

	298,394	7,307,094	1,633,164

Expenses:
Management fees	189,527	494,262	279,596
Audit and tax fees	16,350	20,209	21,229
Accounting and administration expenses	8,275	36,035	21,303
Dividend disbursing and transfer agent fees and expenses	2,840	12,051	7,138
Registration fees	2,779	6,984	9,712
Custodian fees	2,771	7,364	11,729
Reports and statements to shareholders expenses	1,409	4,165	4,554
Trustees’ fees and expenses	1,319	5,600	3,368
Legal fees	1,200	10,924	7,157
Other	1,959	10,801	26,148

	228,429	608,395	391,934
Less expenses waived	—	—	(99,335)
Less expense paid indirectly	(1)	(1)	—

Total operating expenses	228,428	608,394	292,599

Net Investment Income	69,966	6,698,700	1,340,565

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,850,942	(15,413,949)	(862,923)
Foreign currencies	(9)	—	(38,744)
Foreign currency exchange contracts	(2)	—	11,962
Futures contracts	—	—	(88,117)
Swap contracts	—	(87,721)	(76,847)

Net realized gain (loss)	3,850,931	(15,501,670)	(1,054,669)

Net change in unrealized appreciation (depreciation) of:
Investments	(1,925,668)	9,280,479	2,126,229
Foreign currencies	2,206	—	513
Foreign currency exchange contracts	—	—	5
Futures contracts	—	—	(113,578)
Swap contracts	—	—	169,664

Net change in unrealized appreciation (depreciation)	(1,923,462)	9,280,479	2,182,833

Net Realized and Unrealized Gain (Loss)	1,927,469	(6,221,191)	1,128,164

Net Increase in Net Assets Resulting from Operations	$1,997,435	$477,509	$2,468,729

See accompanying notes, which are an integral part of the financial statements.

	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Emerging Markets Portfolio II
Investment Income:
Dividends	$7,434,797	$1,986,797	$388,686
Interest	4,755	1,935	173
Foreign tax withheld	(432,531)	(170,524)	(28,970)

	7,007,021	1,818,208	359,889

Expenses:
Management fees	1,279,153	772,600	160,344
Accounting and administration expenses	55,838	25,290	5,249
Custodian fees	40,676	50,579	7,956
Dividend disbursing and transfer agent fees and expenses	23,513	8,326	1,830
Audit and tax fees	18,694	29,683	23,214
Legal fees	18,202	8,515	2,202
Trustees’ fees and expenses	8,832	4,097	832
Registration fees	8,232	7,732	9,483
Reports and statements to shareholders expenses	3,593	3,623	595
Other	8,174	7,324	5,219

	1,464,907	917,769	216,924

Less expenses waived	—	—	(24,599)
Less expense paid indirectly	(2)	(1)	(1)

Total operating expenses	1,464,905	917,768	192,324

Net Investment Income	5,542,116	900,440	167,565

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,494,790)	(14,827,628)	(1,581,622)
Foreign currencies	(124,074)	(91,843)	5,671
Foreign currency exchange contracts	(4,340)	45,265	(3,084)

Net realized loss on investments	(3,623,204)	(14,874,206)	(1,579,035)

Net change in unrealized appreciation (depreciation) of:
Investments	(14,859,341)	16,130,720	2,558,465
Foreign currencies	133,391	37,010	63
Foreign currency exchange contracts	(2,324)	(879)	(456)

Net change in unrealized appreciation (depreciation)	(14,728,274)	16,166,851	2,558,072

Net Realized and Unrealized Gain (Loss)	(18,351,478)	1,292,645	979,037

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,809,362)	$2,193,085	$1,146,602

See accompanying notes, which are an integral part of the financial statements.

65

Statements of changes in net assets

Delaware Pooled® Trust

	The Large-Cap Value Equity Portfolio		The Select 20 Portfolio		The Large-Cap Growth Equity Portfolio
	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,123,430	$4,082,533	$16,894	$3,178	$530,485	$1,993,596
Net realized gain (loss)	2,191,787	16,063,958	(85,605)	16,710,086	2,525,896	43,075,481
Net change in unrealized appreciation (depreciation)	3,106,677	(14,827,414)	(9,818,715)	(7,406,451)	(26,737,585)	(22,341,614)

Net increase (decrease) in net assets resulting from operations	7,421,894	5,319,077	(9,887,426)	9,306,813	(23,681,204)	22,727,463

Dividends and Distributions to Shareholders from:
Net investment income	(4,431,423)	(2,147,479)	(73,016)	(106,287)	(2,030,228)	(1,786,278)
Net realized gain	(16,167,216)	(3,785,813)	(16,564,265)	(25,051,110)	(43,398,450)	(23,432,720)

	(20,598,639)	(5,933,292)	(16,637,281)	(25,157,397)	(45,428,678)	(25,218,998)

Capital Share Transactions:
Proceeds from shares sold	1,948,421	99,370,183	115,002	50,003	8,177,003	61,465,582
Net asset value of shares issued upon reinvestment of dividends and distributions	18,387,342	4,983,737	15,555,486	22,904,367	42,907,289	23,511,377

	20,335,763	104,353,920	15,670,488	22,954,370	51,084,292	84,976,959

Cost of shares redeemed	(2,716,230)	(28,810,964)	(1,950,340)	(3,833,016)	(16,148,636)	(46,296,415)

Increase in net assets derived from capital share transactions	17,619,533	75,542,956	13,720,148	19,121,354	34,935,656	38,680,544

Net Increase (Decrease) in Net Assets	4,442,788	74,928,741	(12,804,559)	3,270,770	(34,174,226)	36,189,009

Net Assets:
Beginning of period	214,726,083	139,797,342	93,624,527	90,353,757	313,510,583	277,321,574

End of period	$219,168,871	$214,726,083	$80,819,968	$93,624,527	$279,336,357	$313,510,583

Undistributed (distributions in excess of) net investment income	$1,359,868	$3,667,861	$(56,122)	$—	$207,946	$1,707,689

See accompanying notes, which are an integral part of the financial statements.

	The Focus Smid-Cap Growth Equity Portfolio		The High-Yield Bond Portfolio		The Core Plus Fixed Income Portfolio
	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$69,966	$181,372	$6,698,700	$10,692,731	$1,340,565	$2,778,049
Net realized gain (loss)	3,850,931	3,129,068	(15,501,670)	(8,413,123)	(1,054,669)	559,529
Net change in unrealized appreciation (depreciation)	(1,923,462)	408,583	9,280,479	(8,282,343)	2,182,833	(1,826,809)

Net increase (decrease) in net assets resulting from operations	1,997,435	3,719,023	477,509	(6,002,735)	2,468,729	1,510,769

Dividends and Distributions to Shareholders from:
Net investment income	(58,359)	(159,278)	(11,494,763)	(8,232,022)	(2,936,304)	(2,287,390)
Net realized gain	(3,023,531)	(9,985,516)	—	(2,140,715)	(51,289)	—

	(3,081,890)	(10,144,794)	(11,494,763)	(10,372,737)	(2,987,593)	(2,287,390)

Capital Share Transactions:
Proceeds from shares sold	2	5,418,599	38,194,401	91,186,357	6,130,000	56,670,000
Net asset value of shares issued upon reinvestment of dividends and distributions	2,869,518	9,933,771	10,852,540	8,892,572	2,774,700	2,094,599

	2,869,520	15,352,370	49,046,941	100,078,929	8,904,700	58,764,599

Cost of shares redeemed	(1,256,808)	(765,000)	(24,984,880)	(20,757,038)	(2,575,000)	(6,930,000)

Increase in net assets derived from capital share transactions	1,612,712	14,587,370	24,062,061	79,321,891	6,329,700	51,834,599

Net Increase in Net Assets	528,257	8,161,599	13,044,807	62,946,419	5,810,836	51,057,978

Net Assets:
Beginning of period	51,442,710	43,281,111	206,128,886	143,182,467	128,093,574	77,035,596

End of period	$51,970,967	$51,442,710	$219,173,693	$206,128,886	$133,904,410	$128,093,574

Undistributed net investment income	$32,753	$21,146	$4,448,786	$9,244,849	$786,932	$2,382,671

See accompanying notes, which are an integral part of the financial statements.

(continues	)	67

Statements of changes in net assets

Delaware Pooled® Trust

	The Labor Select International Equity Portfolio		The Emerging Markets Portfolio		The Emerging Markets Portfolio II
	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,542,116	$9,795,800	$900,440	$4,616,217	$167,565	$158,620
Net realized gain (loss)	(3,623,204)	11,413,740	(14,874,206)	(18,468,430)	(1,579,035)	1,059,812
Net change in unrealized appreciation (depreciation)	(14,728,274)	(24,611,888)	16,166,851	(34,854,341)	2,558,072	(10,503,977)

Net increase (decrease) in net assets resulting from operations	(12,809,362)	(3,402,348)	2,193,085	(48,706,554)	1,146,602	(9,285,545)

Dividends and Distributions to Shareholders from:
Net investment income	(9,585,512)	(20,172,329)	(4,099,296)	(6,578,952)	(347,034)	(597,941)
Net realized gain	—	—	—	(14,021,206)	(1,068,866)	(1,135,659)

	(9,585,512)	(20,172,329)	(4,099,296)	(20,600,158)	(1,415,900)	(1,733,600)

Capital Share Transactions:
Proceeds from shares sold	59,483,888	13,897,051	3,393,466	22,120,839	860,000	135,001
Purchase reimbursement fees	—	—	18,319	118,421	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	9,563,827	20,125,060	3,027,278	17,047,447	1,415,900	1,733,600

	69,047,715	34,022,111	6,439,063	39,286,707	2,275,900	1,868,601

Cost of shares redeemed	(1,058,418)	(23,294,454)	(14,803,119)	(108,099,812)	(473,000)	(50,000)
Redemption reimbursement fees	—	—	80,972	583,024	—	—

	(1,058,418)	(23,294,454)	(14,722,147)	(107,516,788)	(473,000)	(50,000)

Increase (decrease) in net assets derived from capital share transactions	67,989,297	10,727,657	(8,283,084)	(68,230,081)	1,802,900	1,818,601

Net Increase (Decrease) in Net Assets	45,594,423	(12,847,020)	(10,189,295)	(137,536,793)	1,533,602	(9,200,544)

Net Assets:
Beginning of period	360,650,163	373,497,183	172,674,122	310,210,915	33,314,017	42,514,561

End of period	$406,244,586	$360,650,163	$162,484,827	$172,674,122	$34,847,619	$33,314,017

Undistributed (distribution in excess of) net investment income	$4,261,035	$8,304,431	$652,228	$3,851,084	$(615,557)	$(436,088)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1] (Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Net asset value, beginning of period	$27.300	$27.610	$24.190	$18.970	$16.570	$15.130

Income from investment operations:
Net investment income[2]	0.252	0.525	0.473	0.440	0.394	0.346
Net realized and unrealized gain	0.555	0.342	3.385	5.170	2.379	1.579

Total from investment operations	0.807	0.867	3.858	5.610	2.773	1.925

Less dividends and distributions from:
Net investment income	(0.563)	(0.426)	(0.321)	(0.390)	(0.373)	(0.485)
Net realized gain	(2.054)	(0.751)	(0.117)	—	—	—

Total dividends and distributions	(2.617)	(1.177)	(0.438)	(0.390)	(0.373)	(0.485)

Net asset value, end of period	$25.490	$27.300	$27.610	$24.190	$18.970	$16.570

Total return[3]	3.50%	3.18%	16.19%	30.09%	17.12%	12.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,169	$214,726	$139,797	$89,237	$8,417	$6,641
Ratio of expenses to average net assets	0.65%	0.65%	0.68%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to fees waived	0.65%	0.65%	0.68%	0.72%	1.09%	1.24%
Ratio of net investment income to average net assets	2.05%	1.92%	1.83%	1.97%	2.21%	2.15%
Ratio of net investment income to average net assets prior to fees waived	2.05%	1.92%	1.83%	1.95%	1.82%	1.61%
Portfolio turnover	4%	31%	19%	9%	14%	133%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	69

Financial highlights

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1] (Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Net asset value, beginning of period	$8.950	$11.050	$9.680	$8.140	$6.960	$6.040

Income (loss) from investment operations:
Net investment income (loss)[2]	0.001	— [3]	0.006	0.017	(0.002)	0.003
Net realized and unrealized gain (loss)	(0.836)	0.977	1.516	1.667	1.184	0.917

Total from investment operations	(0.835)	0.977	1.522	1.684	1.182	0.920

Less dividends and distributions from:
Net investment income	(0.007)	(0.013)	(0.006)	(0.016)	(0.002)	—
Net realized gain	(1.588)	(3.064)	(0.146)	(0.128)	—	—

Total dividends and distributions	(1.595)	(3.077)	(0.152)	(0.144)	(0.002)	—

Net asset value, end of period	$6.520	$8.950	$11.050	$9.680	$8.140	$6.960

Total return[4]	(10.79% )	10.60%	15.92%	21.00%	16.99%	15.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,820	$93,625	$90,354	$188,082	$124,511	$45,978
Ratio of expenses to average net assets	0.89%	0.89%	0.87%	0.85%	0.86%	0.89%
Ratio of expenses to average net assets prior to fees waived	0.89%	0.89%	0.87%	0.85%	0.87%	1.02%
Ratio of net investment income (loss) to average net assets	0.03%	0.00%	0.06%	0.20%	(0.02% )	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.03%	0.00%	0.06%	0.20%	(0.03% )	(0.09%	)
Portfolio turnover	9%	31%	21%	46%	42%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than 0.001 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
	(Unaudited)
Net asset value, beginning of period	$16.790	$17.040	$14.600	$11.470	$9.880	$8.900

Income (loss) from investment operations:
Net investment income[2]	0.026	0.111	0.109	0.062	0.027	0.053
Net realized and unrealized gain (loss)	(1.127)	1.192	2.381	3.121	1.589	0.962

Total from investment operations	(1.101)	1.303	2.490	3.183	1.616	1.015

Less dividends and distributions from:
Net investment income	(0.109)	(0.110)	(0.050)	(0.053)	(0.026)	(0.035)
Net realized gain	(2.330)	(1.443)	—	—	—	—

Total dividends and distributions	(2.439)	(1.553)	(0.050)	(0.053)	(0.026)	(0.035)

Net asset value, end of period	$13.250	$16.790	$17.040	$14.600	$11.470	$9.880

Total return[3]	(7.66% )	8.06%	17.10%	27.86%	16.40%	11.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$279,336	$313,511	$277,322	$254,958	$216,467	$170,531
Ratio of expenses to average net assets	0.64%	0.64%	0.64%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.36%	0.67%	0.69%	0.48%	0.25%	0.55%
Portfolio turnover	14%	49%	30%	38%	40% [4]	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	71

Financial highlights

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/16[1] (Unaudited)	Year ended
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

Net asset value, beginning of period	$18.440	$21.850	$20.720	$15.500	$14.810	$12.290

Income (loss) from investment operations:
Net investment income (loss)[2]	0.024	0.072	(0.010)	(0.005)	(0.022)	0.079
Net realized and unrealized gain	0.675	1.486	1.152	5.446	0.723	2.547

Total from investment operations	0.699	1.558	1.142	5.441	0.701	2.626

Less dividends and distributions from:
Net investment income	(0.021)	(0.078)	(0.012)	—	(0.011)	(0.106)
Net realized gain	(1.088)	(4.890)	—	(0.221)	—	—

Total dividends and distributions	(1.109)	(4.968)	(0.012)	(0.221)	(0.011)	(0.106)

Net asset value, end of period	$18.030	$18.440	$21.850	$20.720	$15.500	$14.810

Total return[3]	3.89%	8.30%	5.51%	35.56%	4.74%	21.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,971	$51,443	$43,281	$89,434	$17,853	$16,721
Ratio of expenses to average net assets	0.90%	0.92%	0.90%	0.89%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived	0.90%	0.92%	0.91%	0.89%	0.94%	1.05%
Ratio of net investment income (loss) to average net assets	0.28%	0.38%	(0.05% )	(0.03% )	(0.14% )	0.54%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.28%	0.38%	(0.06% )	(0.03% )	(0.16% )	0.41%
Portfolio turnover	11%	21%	40%	26%	44%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1] (Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Net asset value, beginning of period	$7.780	$8.610	$8.720	$8.350	$7.830	$8.110

Income (loss) from investment operations:
Net investment income[2]	0.218	0.485	0.496	0.529	0.592	0.613
Net realized and unrealized gain (loss)	(0.218)	(0.782)	(0.063)	0.291	0.511	(0.274)

Total from investment operations	—	(0.297)	0.433	0.820	1.103	0.339

Less dividends and distributions from:
Net investment income	(0.370)	(0.423)	(0.543)	(0.450)	(0.583)	(0.619)
Net realized gain	—	(0.110)	—	—	—	—

Total dividends and distributions	(0.370)	(0.533)	(0.543)	(0.450)	(0.583)	(0.619)

Net asset value, end of period	$7.410	$7.780	$8.610	$8.720	$8.350	$7.830

Total return[3]	0.27%	(3.41% )	5.23%	10.24%	15.31%	4.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,174	$206,129	$143,182	$135,310	$113,048	$57,840
Ratio of expenses to average net assets	0.55%	0.56%	0.57%	0.57%	0.58%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.55%	0.56%	0.57%	0.57%	0.58%	0.60%
Ratio of net investment income to average net assets	6.10%	6.09%	5.76%	6.29%	7.53%	7.82%
Ratio of net investment income to average net assets prior to fees waived	6.10%	6.09%	5.76%	6.29%	7.53%	7.81%
Portfolio turnover	76%	84%	101%	90%	68%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	73

Financial highlights

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
	(Unaudited)

Net asset value, beginning of period	$10.290	$10.370	$10.100	$10.540	$10.050	$10.130

Income (loss) from investment operations:
Net investment income[2]	0.104	0.240	0.294	0.289	0.320	0.369
Net realized and unrealized gain (loss)	0.079	(0.109)	0.201	(0.346)	0.460	0.081

Total from investment operations	0.183	0.131	0.495	(0.057)	0.780	0.450

Less dividends and distributions from:
Net investment income	(0.229)	(0.211)	(0.225)	(0.383)	(0.290)	(0.530)
Net realized gain	(0.004)	—	—	—	—	—

Total dividends and distributions	(0.233)	(0.211)	(0.225)	(0.383)	(0.290)	(0.530)

Net asset value, end of period	$10.240	$10.290	$10.370	$10.100	$10.540	$10.050

Total return[3]	1.84%	1.29%	5.02%	(0.55% )	7.95%	4.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,904	$128,094	$77,036	$56,641	$60,313	$53,851
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to fees waived	0.60%	0.61%	0.65%	0.70%	0.62%	0.64%
Ratio of net investment income to average net assets	2.06%	2.33%	2.90%	2.84%	3.14%	3.77%
Ratio of net investment income to average net assets prior to fees waived	1.91%	2.17%	2.70%	2.59%	2.97%	3.58%
Portfolio turnover	195%	436%	339%	358%	327%	273%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
	(Unaudited)

Net asset value, beginning of period	$13.790	$14.740	$15.070	$12.650	$12.920	$13.570

Income (loss) from investment operations:
Net investment income[2]	0.204	0.374	0.693	0.324	0.441	0.451
Net realized and unrealized gain (loss)	(0.717)	(0.524)	(0.573)	2.516	(0.176)	(0.695)

Total from investment operations	(0.513)	(0.150)	0.120	2.840	0.265	(0.244)

Less dividends and distributions from:
Net investment income	(0.367)	(0.800)	(0.450)	(0.420)	(0.535)	(0.406)

Total dividends and distributions	(0.367)	(0.800)	(0.450)	(0.420)	(0.535)	(0.406)

Net asset value, end of period	$12.910	$13.790	$14.740	$15.070	$12.650	$12.920

Total return[3]	(3.65%)	(0.98%)	0.86%	23.11%	2.40%	(1.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406,245	$360,650	$373,497	$506,102	$509,527	$572,642
Ratio of expenses to average net assets	0.86%	0.87%	0.86%	0.88%	0.87%	0.85%
Ratio of net investment income to average net assets	3.25%	2.63%	4.54%	2.43%	3.59%	3.37%
Portfolio turnover	13%	20%	23%	16%	17%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	75

Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
	(Unaudited)

Net asset value, beginning of period	$7.470	$9.750	$10.110	$10.160	$10.510	$11.420

Income (loss) from investment operations:
Net investment income[2]	0.040	0.159	0.216	0.175	0.177	0.266
Net realized and unrealized gain (loss)	0.085	(1.771)	(0.080)	0.158	0.467	(0.873)

Total from investment operations	0.125	(1.612)	0.136	0.333	0.644	(0.607)

Less dividends and distributions from:
Net investment income	(0.180)	(0.221)	(0.178)	(0.239)	(0.220)	(0.330)
Net realized gain	—	(0.471)	(0.334)	(0.164)	(0.798)	—

Total dividends and distributions	(0.180)	(0.692)	(0.512)	(0.403)	(1.018)	(0.330)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.001	0.004	0.005	0.014	0.006	0.005
Redemption reimbursement fees[2,3]	0.004	0.020	0.011	0.006	0.018	0.022

	0.005	0.024	0.016	0.020	0.024	0.027

Net asset value, end of period	$7.420	$7.470	$9.750	$10.110	$10.160	$10.510

Total return[4]	1.94%	(17.11% )	1.89%	3.36%	7.81%	(5.22% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162,485	$172,674	$310,211	$333,884	$316,809	$531,527
Ratio of expenses to average net assets	1.19%	1.19%	1.16%	1.20%	1.20%	1.14%
Ratio of net investment income to average net assets	1.17%	1.90%	2.25%	1.72%	1.80%	2.41%
Portfolio turnover	16%	27%	30%	40%[5]	38%[5]	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

[5]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/16[1]	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
	(Unaudited)

Net asset value, beginning of period	$7.370	$9.880	$9.650	$8.170	$8.550	$9.660

Income (loss) from investment operations:
Net investment income[2]	0.035	0.035	0.062	0.075	0.070	0.089
Net realized and unrealized gain (loss)	0.191	(2.142)	0.297	1.446	(0.028)	(1.099)

Total from investment operations	0.226	(2.107)	0.359	1.521	0.042	(1.010)

Less dividends and distributions from:
Net investment income	(0.075)	(0.139)	(0.092)	(0.041)	(0.128)	(0.026)
Net realized gain	(0.231)	(0.264)	(0.037)	—	(0.294)	(0.074)

Total dividends and distributions	(0.306)	(0.403)	(0.129)	(0.041)	(0.422)	(0.100)

Net asset value, end of period	$7.290	$7.370	$9.880	$9.650	$8.170	$8.550

Total return[3]	3.55%	(21.84% )	3.80%	18.68%	0.89%	(10.58% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,848	$33,314	$42,515	$42,223	$29,686	$15,339
Ratio of expenses to average net assets	1.20%	1.21%	1.20%	1.20%	1.20%	1.25%
Ratio of expenses to average net assets prior to fees waived	1.35%	1.35%	1.32%	1.36%	1.41%	1.64%
Ratio of net investment income to average net assets	1.04%	0.43%	0.64%	0.85%	0.87%	0.94%
Ratio of net investment income to average net assets prior to fees waived	0.89%	0.29%	0.52%	0.69%	0.66%	0.55%
Portfolio turnover	11%	8%	11%	11%	12%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

77

Notes to financial statements

Delaware Pooled® Trust

April 30, 2016 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 10 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II (each, a Portfolio, and collectively, the Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20 Portfolio which is non-diversified. Each Portfolio offers one class of shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio II is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in any Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests that may date back to the inception of each Portfolio.

Repurchase Agreements — Each Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

To Be Announced Trades (TBA) — Certain Portfolios may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Portfolio’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Portfolio to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Portfolio on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Portfolio is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to each Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific

(continues	)	79

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, each Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. There were no commission rebates for the six months ended April 30, 2016.

Each Portfolio may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, earnings credits are as follows:

Earnings Credits
The Large-Cap Value Equity Portfolio	$1
The Select 20 Portfolio	1
The Large-Cap Growth Equity Portfolio	2
The Focus Smid-Cap Growth Equity Portfolio	1
The High-Yield Bond Portfolio	1
The Core Plus Fixed Income Portfolio	—
The Labor Select International Equity Portfolio	2
The Emerging Markets Portfolio	1
The Emerging Markets Portfolio II	1

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Portfolio (except for The Labor Select International Equity Portfolio and The Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio from Nov. 1, 2015 through April 30, 2016.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios and may only be terminated by agreement of DMC and the Portfolios.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2016, are as follows:

	Management fee as a percentage of average daily net assets (per annum)	Contractual operating expense limitation as a percentage of average daily net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The Labor Select International Equity Portfolio	0.75%	N/A
The Emerging Markets Portfolio	1.00%	N/A
The Emerging Markets Portfolio II	1.00%	1.20%

†	These operating expense limitations exclude certain expenses, such as 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations. In some instances, a Portfolio’s annual operating expenses may be lower than the contracted operating expense limitations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The Labor Select International Equity Portfolio and The Emerging Markets Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets:

Sub-advisory fee as a percentage of average daily net assets (per annum)
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%

(continues	)	81

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, and The Focus Smid-Cap Growth Equity Portfolio. For these services, DMC, not the Portfolios, pays JSP the following percentages of the Portfolio’s average daily net assets:

Sub-advisory fee as a percentage of average daily net assets (per annum)
The Select 20 Portfolio	0.375%
The Large-Cap Growth Equity Portfolio	0.275%
The Focus Smid-Cap Growth Equity Portfolio	0.375%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Portfolio. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administrative expenses.” For the six months ended April 30, 2016, each Portfolio was charged for these services as follows:

The Large-Cap Value Equity Portfolio	$4,927
The Select 20 Portfolio	2,048
The Large-Cap Growth Equity Portfolio	6,932
The Focus Smid-Cap Growth Equity Portfolio	1,204
The High-Yield Bond Portfolio	5,288
The Core Plus Fixed Income Portfolio	3,099
The Labor Select International Equity Portfolio	8,126
The Emerging Markets Portfolio	3,681
The Emerging Markets Portfolio II	764

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, each Portfolio pays DIFSC fees at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2016, each Portfolio was charged the following amounts for these services:

The Large-Cap Value Equity Portfolio	$7,756
The Select 20 Portfolio	3,223
The Large-Cap Growth Equity Portfolio	10,911
The Focus Smid-Cap Growth Equity Portfolio	1,895
The High-Yield Bond Portfolio	8,238
The Core Plus Fixed Income Portfolio	4,877
The Labor Select International Equity Portfolio	12,792
The Emerging Markets Portfolio	5,795
The Emerging Markets Portfolio II	1,203

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2016, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$4,345
The Select 20 Portfolio	3,584
The Large-Cap Growth Equity Portfolio	9,101
The Focus Smid-Cap Growth Equity Portfolio	2,169
The High-Yield Bond Portfolio	4,604
The Core Plus Fixed Income Portfolio	2,713
The Labor Select International Equity Portfolio	7,062
The Emerging Markets Portfolio	3,273
The Emerging Markets Portfolio II	672

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

Cross trades for the six months ended April 30, 2016, were executed by the Portfolios pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2016, the Portfolios engaged in securities purchases and securities sales, which resulted in net realized losses as follows:

	Purchases	Sales	Net realized gain (loss)
The High-Yield Bond Portfolio	$9,939,339	$777,129	$(4,343)

*	The contractual waiver period is Feb. 27, 2015 through Feb. 28, 2017.

3. Investments

For the six months ended April 30, 2016, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases other than U.S. government securities	Purchases of U.S. government securities	Sales other than U.S. government securities	Sales of U.S. government securities
The Large-Cap Value Equity Portfolio	$7,732,078	$—	$8,796,223	$—
The Select 20 Portfolio	5,245,205	—	10,375,245	—
The Large-Cap Growth Equity Portfolio	35,479,085	—	42,228,629	—
The Focus Smid-Cap Growth Equity Portfolio	4,722,084	—	7,891,130	—
The High-Yield Bond Portfolio	155,813,832	—	135,800,692	—
The Core Plus Fixed Income Portfolio	137,085,699	81,017,506	124,957,796	87,264,019
The Labor Select International Equity Portfolio	99,443,767	—	39,109,539	—
The Emerging Markets Portfolio	20,998,526	—	34,687,355	—
The Emerging Markets Portfolio II	3,888,515	—	3,190,789	—

(continues	)	83

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments for each Portfolio were as follows:

	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
The Large-Cap Value Equity Portfolio	$210,322,598	$21,391,472	$(12,786,053)	$8,605,419
The Select 20 Portfolio	65,333,837	19,414,690	(3,856,901)	15,557,789
The Large-Cap Growth Equity Portfolio	244,385,465	55,921,519	(21,176,008)	34,745,511
The Focus Smid-Cap Growth Equity Portfolio	41,833,272	12,616,261	(2,914,223)	9,702,038
The High-Yield Bond Portfolio	219,162,928	5,021,934	(3,341,372)	1,680,562
The Core Plus Fixed Income Portfolio	153,001,268	1,981,802	(494,392)	1,487,410
The Labor Select International Equity Portfolio	421,292,743	45,277,086	(58,468,753)	(13,191,667)
The Emerging Markets Portfolio	182,821,334	13,603,276	(34,437,491)	(20,834,215)
The Emerging Markets Portfolio II	38,446,375	5,108,154	(8,850,877)	(3,742,723)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at Oct. 31, 2015 for the following Portfolios will expire as follows:

	Year of expiration
	2017	2018	Total
The Labor Select International Equity Portfolio	$36,948,230	$18,475,802	$55,424,032

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
The High-Yield Bond Portfolio	$5,249,182	$2,941,487
The Emerging Markets Portfolio	651,778	15,380,602

U.S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$216,487,237	$—	$216,487,237
Short-Term Investments	—	2,440,780	2,440,780

Total Value of Securities	$216,487,237	$2,440,780	$218,928,017

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$76,605,312	$—	$76,605,312
Short-Term Investments	—	4,286,314	4,286,314

Total Value of Securities	$76,605,312	$4,286,314	$80,891,626

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$275,508,834	$—	$275,508,834
Short-Term Investments	—	3,622,142	3,622,142

Total Value of Securities	$275,508,834	$3,622,142	$279,130,976

(continues	)	85

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$14,413,530	$—	$14,413,530
Energy	2,166,228	—	2,166,228
Financial Services	4,479,992	—	4,479,992
Healthcare	5,606,862	—	5,606,862
Information Technology	8,998,409	1,782,266	10,780,675
Office REIT	2,774,617	—	2,774,617
Producer Durables	6,481,565	—	6,481,565
Utilities	2,155,742	—	2,155,742
Short-Term Investments	—	2,676,099	2,676,099

Total Value of Securities	$47,076,945	$4,458,365	$51,535,310

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$190,016,517	$—	$190,016,517
Senior Secured Loans	—	13,873,064	—	13,873,064
Common Stock	—	—	—	—
Preferred Stock[1]	227,573	3,363,350	—	3,590,923
Short-Term Investments	—	10,687,986	—	10,687,986

Total Value of Securities	$227,573	$217,940,917	$—	$218,168,490

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	6.34%	93.66%	—	100.00%

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$67,970,688	$35,969	$68,006,657
Corporate Debt	—	45,692,516	—	45,692,516
Foreign Debt	—	1,335,261	—	1,335,261
Senior Secured Loans	—	4,475,786	—	4,475,786
Municipal Bonds	—	1,041,505	—	1,041,505
Convertible Preferred Stock[1]	8,722	1,178	—	9,900
Preferred Stock	—	457,453	—	457,453
U.S. Treasury Obligations	—	11,397,681	—	11,397,681
Short-Term Investments	—	22,067,888	—	22,067,888
Option Purchased	4,031	—	—	4,031

Total Value of Securities	$12,753	$154,439,956	$35,969	$154,488,678

Foreign Currency Exchange Contracts	$—	$569	$—	$569
Futures Contracts	(10,860)	—	—	(10,860)
Swap Contracts	—	140,637	—	140,637

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.95%	0.05%	100.00%
Convertible Preferred Stock	88.10%	11.90%	—	100.00%

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 2	Level 3	Total
Common Stock	$398,850,154	$—	$398,850,154
Short-Term Investments	9,250,922	—	9,250,922

Total Value of Securities	$408,101,076	$—	$408,101,076

Foreign Currency Exchange Contracts	$(710)	$—	$(710)

(continues	)	87

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Emerging Markets Portfolio’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Brazil	$7,379,132	$—	$7,379,132
Chile	2,242,808	—	2,242,808
China	—	28,065,320	28,065,320
India	394,800	16,419,616	16,814,416
Indonesia	—	4,119,854	4,119,854
Kazakhstan	567,706	—	567,706
Malaysia	—	9,624,993	9,624,993
Mexico	10,316,710	—	10,316,710
Peru	3,004,668	—	3,004,668
Philippines	2,856,060	—	2,856,060
Qatar	—	4,515,044	4,515,044
Republic of Korea	900,089	13,410,364	14,310,453
Romania	575,444	—	575,444
Russia	—	2,954,277	2,954,277
South Africa	—	8,414,554	8,414,554
Taiwan	—	22,610,645	22,610,645
Thailand	2,946,447	—	2,946,447
Turkey	—	3,147,537	3,147,537
United Arab Emirates	—	2,383,824	2,383,824
United Kingdom	—	3,023,114	3,023,114
United States	5,304,663	—	5,304,663
Preferred Stock[1]	1,554,323	921,668	2,475,991
Short-Term Investments	—	4,333,459	4,333,459

Total Value of Securities	$38,042,850	$123,944,269	$161,987,119

Foreign Currency Exchange Contracts	$—	$(636)	$(636)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 62.78% and 37.22%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The following table summarizes the valuation of The Emerging Markets Portfolio II’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Argentina	$334,631	$—	$334,631
Bahrain	—	6,446	6,446
Brazil	5,142,248	—	5,142,248
Chile	302,909	—	302,909
China/Hong Kong	5,381,683	3,010,412	8,392,095
Colombia	279,924	—	279,924
India	2,121,500	1,238,076	3,359,576
Indonesia	—	413,320	413,320
Malaysia	—	92,979	92,979
Mexico	2,209,567	—	2,209,567
Netherlands	221,076	—	221,076
Peru	116,725	—	116,725
Poland	—	104,272	104,272
Republic of Korea	1,391,936	5,290,725	6,682,661
Russia	612,432	852,991	1,465,423
South Africa	170,508	200,689	371,197
Taiwan	301,952	1,653,515	1,955,467
Thailand	236,377	174,184	410,561
Turkey	222,480	826,099	1,048,579
United States	897,758	—	897,758
Exchanged-Traded Fund	229,800	—	229,800
Preferred Stock	—	488,301	488,301
Short-Term Investments	—	178,137	178,137

Total Value of Securities	$20,173,506	$14,530,146	$34,703,652

Foreign Currency Exchange Contracts	$—	$(456)	$(456)

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at April 30, 2016, a portion of the common stock of The Focus Smid-Cap Growth Equity Portfolio and a majority of the common stock of The Labor Select International Equity Portfolio, The Emerging Markets Portfolio and The Emerging Markets Portfolio II was categorized as Level 2.

During the six months ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs for all Portfolios, since the Level 3 investments are not considered significant to each Portfolio’s net assets at the end of the period.

(continues	)	89

Notes to financial statements

Delaware Pooled® Trust

4. Capital Shares

Transactions in capital shares were as follows:

	Shares sold	Shares issued upon reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)
Six months ended April 30, 2016:
The Large-Cap Value Equity Portfolio	82,331	762,328	(111,753)	732,906
The Select 20 Portfolio	16,892	2,190,914	(282,088)	1,925,718
The Large-Cap Growth Equity Portfolio	599,690	2,992,140	(1,174,140)	2,417,690
The Focus Smid-Cap Growth Equity Portfolio	—	161,846	(69,746)	92,100
The High-Yield Bond Portfolio	5,058,014	1,548,151	(3,504,880)	3,101,285
The Core Plus Fixed Income Portfolio	602,278	278,305	(254,627)	625,956
The Labor Select International Equity Portfolio	4,645,871	762,058	(83,460)	5,324,469
The Emerging Markets Portfolio	466,582	441,294	(2,130,214)	(1,222,338)
The Emerging Markets Portfolio II	116,576	210,074	(66,855)	259,795

Year ended Oct. 31, 2015:
The Large-Cap Value Equity Portfolio	3,651,046	184,378	(1,035,167)	2,800,257
The Select 20 Portfolio	5,862	2,720,234	(442,683)	2,283,413
The Large-Cap Growth Equity Portfolio	3,695,155	1,463,971	(2,760,683)	2,398,443
The Focus Smid-Cap Growth Equity Portfolio	283,996	566,349	(41,426)	808,919
The High-Yield Bond Portfolio	11,339,586	1,150,398	(2,620,835)	9,869,149
The Core Plus Fixed Income Portfolio	5,484,439	206,364	(671,662)	5,019,141
The Labor Select International Equity Portfolio	970,304	1,470,056	(1,626,774)	813,586
The Emerging Markets Portfolio	2,510,338	2,046,512	(13,238,050)	(8,681,200)
The Emerging Markets Portfolio II	15,625	205,647	(5,821)	215,451

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Portfolio, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Each Portfolio had no amounts outstanding as of April 30, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

The Core Plus Fixed Income Portfolio, The Labor Select International Equity Portfolio, and The Emerging Markets Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The Emerging Markets Portfolio II entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The High-Yield Bond, The Core Plus Fixed Income, The Emerging Markets, and The Emerging Markets II Portfolios may use futures in the normal course of pursuing their respective investment objectives. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering

(continues	)	91

Notes to financial statements

Delaware Pooled® Trust

6. Derivatives (continued)

into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Core Plus Fixed Income Portfolio posted securities with a value of $60,000 as collateral for futures contracts.

The Core Plus Fixed Income Portfolio entered into futures contracts in order to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Portfolio may enter into options contracts in the normal course of pursuing its respective investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, financial indices, futures, swaps, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

The Core Plus Fixed Income Portfolio purchased option contracts in order to manage the Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions. There were no transactions in options written during the six months ended April 30, 2016.

Swap Contracts — The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps — An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

The Core Plus Fixed Income Portfolio entered into interest rate swap contracts in order to manage the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps — A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed- upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2016, the Portfolios entered into CDS contracts as purchasers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades as determined by the applicable central counterparty. During the six months ended April 30, 2016, the Portfolios did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio entered into CDS contracts in order to hedge against credit events.

Swaps Generally — The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At April 30, 2016, The Core Plus Fixed Income Portfolio posted $172,543 in cash collateral for centrally cleared credit default swap contracts, which is presented as “Variation margin due from brokers on centrally cleared credit default swap contracts” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2016 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives
	Fair Value
Statements of Assets and Liabilities	Currency	Interest rate	Credit
Location	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$569	$—	$—	$569
Variation margin due from broker on futures contracts*	—	1,213	—	1,213
Unrealized appreciation on swap contracts	—	141,448	514	141,962

Total	$569	$142,661	$514	$143,744

	Liability Derivatives
	Fair Value
Statements of Assets and Liabilities	Equity	Interest rate	Credit
Location	Contracts	Contracts	Contracts	Total
Variation margin due to broker on futures contracts*	$(3,707)	$(8,366)	$—	$(12,073)
Unrealized depreciation on swap contracts	—	—	(1,325)	(1,325)

Total	$(3,707)	$(8,366)	$(1,325)	$(13,398)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2016. Only current day variation margin is reported on the “Statements of assets and liabilities.”

(continues	)	93

Notes to financial statements

Delaware Pooled® Trust

6. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the six months ended April 30, 2016 was as follows:

	The Core Plus Fixed Income Portfolio
	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$11,962	$—	$—	$11,962
Equity contracts	—	(3,625)	—	(3,625)
Interest rate contracts	—	(84,492)	(4,290)	(88,782)
Credit contracts	—	—	(72,557)	(72,557)

Total	$11,962	$(88,117)	$(76,847)	$(153,002)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts	$5	$—	$—	$5
Equity contracts	—	2,476	—	2,476
Interest rate contracts	—	(116,054)	141,448	25,394
Credit contracts	—	—	28,216	28,216

Total	$5	$(113,578)	$169,664	$56,091

At April 30, 2016, The Focus Smid-Cap Growth Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II had foreign currency risk, which is disclosed on the “Statements of assets and liabilities” and “Statements of operations.” At April 30, 2016, The High-Yield Bond Portfolio had credit risk, which is disclosed on the “Statements of operations.”

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2016.

	The High-Yield Bond Portfolio
	Long Derivative Volume		Short Derivative Volume
CDS contracts (average notional value)*		—		439,113

	The Core Plus Fixed Income Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	83,417	USD	21,213
Futures contracts (average notional value)		4,545,460		3,741,362
Options contracts (average notional value)		198		—
CDS contracts (average notional value)*		1,996,112		—
	EUR	301,935		—
Interest rate contracts (average notional value)**	USD	1,244,597		—

	The Labor Select International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	392,267	USD	77,258

	The Emerging Markets Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	100,085	USD	109,362

	The Emerging Markets Portfolio II
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	9,740	USD	5,617

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk, the Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At April 30, 2016, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

The Large-Cap Value Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$289,371	$(289,371)	$—	$(289,371)	$—
Bank of Montreal	482,286	(482,286)	—	(482,286)	—
BNP Paribas	455,343	(455,343)	—	(455,343)	—

Total	$1,227,000	$(1,227,000)	$—	(1,227,000)	$—

The Select 20 Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$128,295	$(128,295)	$—	$(128,295)	$—
Bank of Montreal	213,825	(213,825)	—	(213,825)	—
BNP Paribas	201,880	(201,880)	—	(201,880)	—

Total	$544,000	$(544,000)	$—	$(544,000)	$—

(continues	)	95

Notes to financial statements

Delaware Pooled® Trust

7. Offsetting (continued)

The Large-Cap Growth Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$253,760	$(253,760)	$—	$(253,760)	$—
Bank of Montreal	422,933	(422,933)	—	(422,933)	—
BNP Paribas	399,307	(399,307)	—	(399,307)	—

Total	$1,076,000	$(1,076,000)	$—	$(1,076,000)	$—

The Focus Smid-Cap Growth Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$425,920	$(425,920)	$—	$(425,920)	$—
Bank of Montreal	709,868	(709,868)	—	(709,868)	—
BNP Paribas	670,212	(670,212)	—	(670,212)	—

Total	$1,806,000	$(1,806,000)	$—	$(1,806,000)	$—

The High-Yield Bond Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$1,785,754	$(1,785,754)	$—	$(1,785,754)	$—
Bank of Montreal	2,976,256	(2,976,256)	—	(2,976,256)	—
BNP Paribas	2,809,990	(2,809,990)	—	(2,809,990)	—

Total	$7,572,000	$(7,572,000)	$—	$(7,572,000)	$—

The Core Plus Fixed Income Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(2,661)	$(2,661)
Toronto Dominion Bank	564	—	564

Total	$564	$(2,661)	$(2,097)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(2,661)	$—	$—	$—	$—	$(2,661)
Toronto Dominion Bank	564	—	—	—	—	564

Total	$(2,097)	$—	$—	$—	$—	$(2,097)

The Core Plus Fixed Income Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$3,555,706	$(3,555,706)	$—	$(3,555,706)	$—
Bank of Montreal	5,926,177	(5,926,177)	—	(5,926,177)	—
BNP Paribas	5,595,117	(5,595,117)	—	(5,595,117)	—

Total	$15,077,000	$(15,077,000)	$—	$(15,077,000)	$—

The Labor Select International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$85	—	$85
BNY Mellon	—	(424)	(424)
Northern Trust	29	(400)	(371)

Total	$114	$(824)	$(710)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Barclays Bank	$85	—	$—	$—	$—	$85
BNY Mellon	(424)	—	—	—	—	(424)
Northern Trust	(371)	—	—	—	—	(371)

Total	$(710)	$—	$—	$—	$—	$(710)

The Emerging Markets Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$578	$(1,214)	$(636)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(636)	$—	$—	$—	$—	$(636)

The Emerging Markets Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$792,175	$(792,175)	$—	$(792,175)	$—
Bank of Montreal	1,320,291	(1,320,291)	—	(1,320,291)	—
BNP Paribas	1,246,534	(1,246,534)	—	(1,246,534)	—

Total	$3,359,000	$(3,359,000)	$—	$(3,359,000)	$—

(continues	)	97

Notes to financial statements

Delaware Pooled® Trust

7. Offsetting (continued)

The Emerging Markets Portfolio II
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(456)	$(456)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(456)	$—	$—	$—	$—	$(456)

	The Emerging Markets Portfolio II
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$15,801	$(15,801)	$—	$(15,801)	$—
Bank of Montreal	26,335	(26,335)	—	(26,335)	—
BNP Paribas	24,864	(24,864)	—	(24,864)	—

Total	$67,000	$(67,000)	$—	$(67,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Portfolio’s cash collateral account may be less than the amount the Portfolio would be required to return to the borrowers of the securities and the Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2016, none of the Portfolios had securities out on loan.

9. Credit and Market Risk

Some countries in which The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB-by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. The Core Plus Fixed Income Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Portfolio will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Portfolio may involve revolving credit facilities or other standby financing commitments that obligate each Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when each Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Portfolio may be required to rely upon another lending institution to collect and pass on to each Portfolio amounts payable with respect to the loan and to enforce each Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Portfolio.

(continues	)	99

Notes to financial statements

Delaware Pooled® Trust

9. Credit and Market Risk (continued)

The Core Plus Fixed Income Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Select 20 and The Focus Smid-Cap Growth Equity Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Because The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, and The Focus Smid-Cap Growth Equity Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest up to 15% of their net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.” When monitoring compliance with the Funds’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of each Fund will be considered.

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate NAV per Share.” The amendments in this update are effective for the Portfolios for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Portfolios’ financial statement disclosures.

12. General Motors Term Loan Litigation

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Portfolios in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Portfolios of certain amounts received by the Portfolios because a U.S. Court of Appeals has ruled that the Portfolios and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous UCC filing made by a third party. The Portfolios received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Portfolios should not have received payment in full. Based upon currently available information related to the litigation and the Portfolios’ potential exposure, the Portfolios recorded assets of $48,975 and $75,182, respectively, and liabilities of $163,250 and $250,607, respectively, that resulted in a decrease in the Portfolios’ NAV to reflect this likely recovery.

13. Subsequent Events

On May 19, 2016, the Portfolios’ Board of Trustees approved an Agreement and Plan of Reorganization (the “Reorganization”) of The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, and The Select 20 Portfolio (the “Acquired Funds”) with and into Jackson Square Large-Cap Growth Fund, Jackson Square SMID-Cap Growth Fund, and Jackson Square Select 20 Growth Fund, respectively. Subject to approval of the Acquired Funds’ shareholders, it is anticipated that each Reorganization will occur on or about Sept. 19, 2016.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Portfolios’ financial statements.

(continues	)	101

Portfolio managers

Kristen E. Bartholdson	Paul Grillo	Christopher M. Testa
Vice President and Senior	Senior Vice President and	Senior Vice President and
Portfolio Manager	Co-Chief Investment Officer —	Senior Portfolio Manager
Total Return Fixed Income Strategy
Nigel Bliss		Jeffrey S. Van Harte
Senior Portfolio Manager	Gregory J.P. Halton	Chairman, Chief Investment Officer —
Mondrian Investment Partners Limited	Senior Portfolio Manager	Jackson Square Partners, LLC
Mondrian Investment Partners Limited
Christopher J. Bonavico		Robert A. Vogel Jr.
Portfolio Manager, Equity Analyst —	J. David Hillmeyer	Vice President and Senior
Jackson Square Partners, LLC	Senior Vice President and Senior	Portfolio Manager
Portfolio Manager
Kenneth F. Broad
Portfolio Manager, Equity Analyst —	Nikhil G. Lalvani
Jackson Square Partners, LLC	Vice President and Senior
Portfolio Manager
Adam H. Brown
Senior Vice President and Senior Portfolio	Paul A. Matlack
Manager	Senior Vice President, Senior
Portfolio Manager, and Fixed Income
Liu-Er Chen	Strategist
Senior Vice President and
Chief Investment Officer —	John P. McCarthy
Emerging Markets and Healthcare	Senior Vice President, Co-Head
Ginny Chong	of Credit Research, and Senior Research Analyst
Senior Portfolio Manager
Mondrian Investment Partners Limited	Andrew Miller
Chief Investment Officer —
Craig C. Dembek	Emerging Market Equities
Senior Vice President, Co-Head	Mondrian Investment Partners Limited
of Credit Research, and Senior Research
Analyst	D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio
Elizabeth A. Desmond	Manager, and Team Leader —
Director and Chief Investment	Large-Cap Value Focus Equity
Officer — International Equities
Mondrian Investment Partners Limited	Melissa J.A. Platt
Portfolio Manager
Roger A. Early	Mondrian Investment Partners Limited
Executive Director,
Head of Fixed Income Investments,	Andrew R. Porter
Executive Vice President, and	Senior Portfolio Manager
Co-Chief Investment Officer —	Mondrian Investment Partners Limited
Total Return Fixed Income Strategy	Daniel J. Prislin Portfolio Manager, Equity Analyst —
Christopher M. Ericksen
Portfolio Manager, Equity Analyst —	Jackson Square Partners, LLC
Jackson Square Partners, LLC

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Investment advisor

Delaware Management Company, a series of Delaware Management Business Trust

2005 Market Street

Philadelphia, PA 19103

Investment sub-advisors for certain Portfolios

Mondrian Investment Partners Limited

Fifth Floor

10 Gresham Street

London EC2V 7JD

United Kingdom

Jackson Square Partners, LLC

101 California Street

Suite 3750

San Francisco, CA 94111

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Portfolios’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at delawareinvestments.com/dpt/literature; and (iii) on the Commission’s website at sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawareinvestments.com/proxy; and (ii) on the Commission’s website at sec.gov.

This report was prepared for investors in the Delaware Pooled ® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com/dpt/literature or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

(16756) SA-DPT 21095 [6/16]	2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002 Fax 215 255-1162 Printed in the USA

Semiannual report

Alternative / specialty mutual fund

Delaware REIT Fund

April 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of April 30, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

Delaware REIT Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratio	Expenses Paid During Period 11/1/15 to 4/30/16*
Actual Fund return†
Class A	$1,000.00	$1,028.60	1.34%	$6.76
Class C	1,000.00	1,025.30	2.09%	10.52
Class R	1,000.00	1,028.20	1.59%	8.02
Institutional Class	1,000.00	1,030.90	1.09%	5.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.34%	$6.72
Class C	1,000.00	1,014.47	2.09%	10.47
Class R	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,019.44	1.09%	5.47

 * “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware REIT Fund	As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.85%
Common Stocks	92.34%
Diversified REITs	4.40%
Healthcare REITs	4.06%
Hotel REITs	4.58%
Industrial REITs	6.55%
Information Technology	2.35%
Mall REITs	14.78%
Manufactured Housing REIT	1.12%
Multifamily REITs	14.25%
Office REITs	13.64%
Office/Diversified REIT	1.02%
Office/Industrial REIT	2.93%
Self-Storage REITs	5.92%
Shopping Center REITs	13.41%
Single Tenant REITs	3.33%
Short-Term Investments	6.04%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	9.74%
Public Storage	4.28%
General Growth Properties	3.72%
Equity Residential	3.65%
AvalonBay Communities	3.62%
Host Hotels & Resorts	2.96%
Boston Properties	2.95%
Duke Realty	2.93%
Prologis	2.75%
Ventas	2.38%

3

Schedule of investments

Delaware REIT Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 0.85%

VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	1,388,000	$1,354,174

Total Convertible Bond (cost $1,289,453)		1,354,174

	Number of shares

Common Stock – 92.34%

Diversified REITs – 4.40%
Digital Realty Trust	37,100	3,264,058
Vornado Realty Trust	38,732	3,707,814

		6,971,872

Healthcare REITs – 4.06%
Ventas	60,777	3,775,467
Welltower	38,400	2,665,728

		6,441,195

Hotel REITs – 4.58%
Host Hotels & Resorts	296,564	4,691,642
Pebblebrook Hotel Trust	46,813	1,293,911
Sunstone Hotel Investors	100,363	1,285,650

		7,271,203

Industrial REITs – 6.55%
DCT Industrial Trust	77,151	3,114,586
First Industrial Realty Trust	127,100	2,915,674
Prologis	95,909	4,355,228

		10,385,488

Information Technology – 2.35%
Equinix	11,300	3,732,955

		3,732,955

Mall REITs – 14.78%
General Growth Properties	210,623	5,903,763
Macerich	8,800	669,504
Simon Property Group	76,758	15,441,407
Taubman Centers	20,600	1,430,670

		23,445,344

Manufactured Housing REIT – 1.12%
Equity LifeStyle Properties	26,036	1,783,206

		1,783,206

Multifamily REITs – 14.25%
American Campus Communities	27,995	1,252,776
American Homes 4 Rent	32,395	512,489
Apartment Investment & Management	80,000	3,204,800
AvalonBay Communities	32,451	5,737,012
Equity Residential	85,023	5,787,516

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Multifamily REITs (continued)
Essex Property Trust	11,127	$2,452,947
Post Properties	20,600	1,181,616
UDR	70,800	2,472,336

		22,601,492

Office REITs – 13.64%
Alexandria Real Estate Equities	39,600	3,680,820
Boston Properties	36,274	4,674,268
Douglas Emmett	78,700	2,553,815
Empire State Realty Trust	112,500	2,082,375
Equity Commonwealth @†	74,200	2,070,922
Hudson Pacific Properties	63,100	1,845,675
Mack-Cali Realty	93,900	2,400,084
SL Green Realty	22,130	2,325,420

		21,633,379

Office/Diversified REIT – 1.02%
Liberty Property Trust	46,200	1,612,380

		1,612,380

Office/Industrial REIT – 2.93%
Duke Realty	212,200	4,640,814

		4,640,814

Self-Storage REITs – 5.92%
CubeSmart	88,321	2,615,185
Public Storage	27,702	6,781,727

		9,396,912

Shopping Center REITs – 13.41%
Brixmor Property Group	138,000	3,484,500
DDR	119,275	2,087,313
Equity One	100,000	2,830,000
Federal Realty Investment Trust	23,900	3,634,712
Kimco Realty	111,979	3,148,849
Regency Centers	34,119	2,514,570
Retail Properties of America	88,800	1,419,912
Urban Edge Properties	82,600	2,142,644

		21,262,500

Single Tenant REITs – 3.33%
National Retail Properties	27,400	1,199,024
Spirit Realty Capital	138,632	1,584,564
STORE Capital	97,100	2,492,557

		5,276,145

Total Common Stock (cost $134,741,059)		146,454,885

5

Schedule of investments

Delaware REIT Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 6.04%

Discount Notes – 3.50%≠
Federal Home Loan Bank
0.167% 5/2/16	109,959	$109,959
0.304% 5/20/16	1,403,889	1,403,720
0.322% 5/19/16	135,879	135,864
0.325% 5/18/16	931,477	931,377
0.336% 7/22/16	773,275	772,735
0.34% 7/13/16	59,902	59,865
0.346% 7/25/16	37,053	37,026
0.373% 5/27/16	279,655	279,609
0.375% 6/8/16	835,667	835,431
0.375% 7/18/16	844,973	844,413
0.525% 8/15/16	149,303	149,159

		5,559,158

Repurchase Agreements – 2.54%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $948,553 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $967,505)	948,534	948,534
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $1,580,926 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $1,612,508)	1,580,890	1,580,890
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $1,492,610 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $1,522,427)	1,492,576	1,492,576

		4,022,000

Total Short-Term Investments (cost $9,580,601)		9,581,158

Total Value of Securities – 99.23% (cost $145,611,113)		$157,390,217

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $3,425,096, which represents 2.16% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities

Delaware REIT Fund	April 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$147,809,059
Short-term investments, at value[2]	9,581,158
Receivable for securities sold	3,798,092
Receivable for fund shares sold	107,131
Dividends and interest receivable	71,008

Total assets	161,366,448

Liabilities:
Cash overdraft	61,452
Payable for fund shares redeemed	1,202,862
Payable for securities purchased	1,197,179
Income distribution payable	22
Other accrued expenses	126,876
Investment management fees payable	105,015
Distribution fees payable to affiliates	40,555
Trustees’ fees and expenses payable	841
Audit and tax fees payable	17,384
Dividend disbursing and transfer agent fees and expense payable to affiliates	2,899
Accounting and administration expenses payable to affiliates	664
Legal fees payable to affiliates	541
Reports and statements to shareholders expenses payable to affiliates	62

Total liabilities	2,756,352

Total Net Assets	$158,610,096

Net Assets Consist of:
Paid-in capital	$131,294,805
Undistributed net investment income	1,126,073
Accumulated net realized gain on investments	14,410,114
Net unrealized appreciation of investments	11,779,104

Total Net Assets	$158,610,096

7

Statement of assets and liabilities

Delaware REIT Fund

Net Asset Value
Class A:
Net assets	$88,181,888
Shares of beneficial interest outstanding, unlimited authorization, no par	6,209,746
Net asset value per share	$14.20
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$15.07

Class C:
Net assets	$20,905,543
Shares of beneficial interest outstanding, unlimited authorization, no par	1,476,364
Net asset value per share	$14.16

Class R:
Net assets	$11,283,344
Shares of beneficial interest outstanding, unlimited authorization, no par	794,946
Net asset value per share	$14.19

Institutional Class:
Net assets	$38,239,321
Shares of beneficial interest outstanding, unlimited authorization, no par	2,684,458
Net asset value per share	$14.24

[1]Investments, at cost	$136,030,512
[2]Short-term investments, at cost	9,580,601

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations

Delaware REIT Fund	Six months ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$4,449,086
Interest	26,975

4,476,061

Expenses:
Management fees	796,938
Distribution expenses – Class A	109,383
Distribution expenses – Class C	104,391
Distribution expenses – Class R	28,048
Dividend disbursing and transfer agent fees and expenses	202,568
Reports and statements to shareholders expenses	45,591
Accounting and administration expenses	34,816
Registration fees	32,825
Audit and tax fees	17,384
Legal fees	8,525
Trustees’ fees and expenses	5,874
Custodian fees	5,453
Other	8,374

1,400,170
Less expense paid indirectly	(179)

Total operating expenses	1,399,991

Net Investment Income	3,076,070

Net Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	17,101,120
Options written	60,962

Net realized gain	17,162,082

Net change in unrealized appreciation (depreciation) of investments	(12,462,752)

Net Realized and Unrealized Gain	4,699,330

Net Increase in Net Assets Resulting from Operations	$7,775,400

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware REIT Fund

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,076,070	$2,061,974
Net realized gain	17,162,082	26,090,366
Net change in unrealized appreciation (depreciation)	(12,462,752)	(14,219,970)

Net increase in net assets resulting from operations	7,775,400	13,932,370

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(766,342)	(1,470,382)
Class C	(116,513)	(195,910)
Class R	(85,463)	(170,764)
Institutional Class	(981,679)	(1,977,470)

Net realized gain:
Class A	(9,285,426)	(4,518,655)
Class C	(2,233,077)	(1,061,514)
Class R	(1,164,924)	(591,895)
Institutional Class	(10,700,738)	(5,235,326)

	(25,334,162)	(15,221,916)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,398,877	14,840,517
Class C	879,876	3,083,052
Class R	1,823,064	4,803,315
Institutional Class	5,578,798	14,933,229

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,835,310	5,805,743
Class C	2,294,700	1,227,010
Class R	1,250,074	760,013
Institutional Class	11,622,873	7,173,432

	39,683,572	52,626,311

10

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,288,829)	$(28,050,468)
Class C	(2,494,499)	(5,229,447)
Class R	(2,867,064)	(5,961,227)
Institutional Class	(80,816,512)	(32,554,747)

	(97,466,904)	(71,795,889)

Decrease in net assets derived from capital share transactions	(57,783,332)	(19,169,578)

Net Decrease in Net Assets	(75,342,094)	(20,459,124)

Net Assets:
Beginning of period	233,952,190	254,411,314

End of period	$158,610,096	$233,952,190

Undistributed net investment income	$1,126,073	$—

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$15.540	$15.610	$ 13.870	$12.850	$ 11.530	$ 10.460

0.204	0.125	0.125	0.153	0.122	0.098
0.188	0.758	2.308	1.100	1.412	1.145
0.392	0.883	2.433	1.253	1.534	1.243

(0.127)	(0.238)	(0.254)	(0.233)	(0.214)	(0.173)
(1.605)	(0.715)	(0.439)	—	—	—
(1.732)	(0.953)	(0.693)	(0.233)	(0.214)	(0.173)

$14.200	$ 15.540	$ 15.610	$13.870	$ 12.850	$ 11.530

2.86%	5.70%	18.53%	9.82%	13.38%	12.01%

$88,182	$90,899	$ 98,986	$91,593	$ 83,114	$ 75,149
1.34%	1.37%	1.34%	1.31%	1.30%	1.51%
1.34%	1.37%	1.34%	1.36%	1.35%	1.57%
2.87%	0.81%	0.89%	1.11%	0.98%	0.89%
2.87%	0.81%	0.89%	1.06%	0.93%	0.83%
53%	67%	83%	101%	87%	129%

13

Financial highlights

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$15.500	$15.590	$ 13.860	$12.830	$ 11.510	$ 10.450

0.150	0.008	0.019	0.050	0.028	0.015
0.196	0.750	2.299	1.111	1.415	1.136
0.346	0.758	2.318	1.161	1.443	1.151

(0.081)	(0.133)	(0.149)	(0.131)	(0.123)	(0.091)
(1.605)	(0.715)	(0.439)	—	—	—
(1.686)	(0.848)	(0.588)	(0.131)	(0.123)	(0.091)

$14.160	$15.500	$ 15.590	$13.860	$ 12.830	$ 11.510

2.53%	4.86%	17.68%	9.00%	12.57%	11.08%

$20,906	$22,085	$ 23,171	$21,083	$ 20,198	$ 18,345
2.09%	2.12%	2.09%	2.06%	2.05%	2.26%
2.09%	2.12%	2.09%	2.06%	2.05%	2.27%
2.12%	0.06%	0.14%	0.36%	0.23%	0.14%
2.12%	0.06%	0.14%	0.36%	0.23%	0.13%
53%	67%	83%	101%	87%	129%

15

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$15.530	$15.610	$ 13.870	$12.850	$ 11.530	$ 10.460

0.186	0.086	0.091	0.119	0.091	0.071
0.190	0.753	2.307	1.100	1.412	1.145
0.376	0.839	2.398	1.219	1.503	1.216

(0.111)	(0.204)	(0.219)	(0.199)	(0.183)	(0.146)
(1.605)	(0.715)	(0.439)	—	—	—
(1.716)	(0.919)	(0.658)	(0.199)	(0.183)	(0.146)

$14.190	$15.530	$ 15.610	$13.870	$ 12.850	$ 11.530

2.82%	5.40%	18.24%	9.54%	13.09%	11.73%

$11,283	$12,025	$ 12,614	$10,503	$ 9,446	$ 6,368
1.59%	1.62%	1.59%	1.56%	1.55%	1.76%
1.59%	1.62%	1.59%	1.65%	1.65%	1.87%
2.62%	0.56%	0.64%	0.86%	0.73%	0.64%
2.62%	0.56%	0.64%	0.77%	0.63%	0.53%
53%	67%	83%	101%	87%	129%

17

Financial highlights

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$15.570	$ 15.640	$ 13.900	$ 12.880	$ 11.550	$ 10.480

0.222	0.164	0.161	0.188	0.153	0.127
0.194	0.755	2.308	1.099	1.422	1.144
0.416	0.919	2.469	1.287	1.575	1.271

(0.141)	(0.274)	(0.290)	(0.267)	(0.245)	(0.201)
(1.605)	(0.715)	(0.439)	—	—	—
(1.746)	(0.989)	(0.729)	(0.267)	(0.245)	(0.201)

$14.240	$ 15.570	$ 15.640	$ 13.900	$ 12.880	$ 11.550

3.09%	5.94%	18.80%	10.07%	13.72%	12.27%

$38,239	$108,943	$119,640	$106,221	$101,102	$ 98,003
1.09%	1.12%	1.09%	1.06%	1.05%	1.26%
1.09%	1.12%	1.09%	1.06%	1.05%	1.27%
3.12%	1.06%	1.14%	1.36%	1.23%	1.14%
3.12%	1.06%	1.14%	1.36%	1.23%	1.13%
53%	67%	83%	101%	87%	129%

19

Notes to financial statements

Delaware REIT Fund	April 30, 2016 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to Delaware REIT Fund. All other Delaware Pooled Trust Portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

20

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  –  The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

Use of Estimates  –  The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

21

Notes to financial statements

Delaware REIT Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, the Fund earned $179 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2016, the Fund was charged $5,064 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended April 30, 2016, the Fund was charged $22,282 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended

22

April 30, 2016, the Fund was charged $2,453 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2016, DDLP earned $5,713 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2016, DDLP received gross CDSC commissions of $92 and $333 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisors), common directors/trustees and/ or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2016, the Fund engaged in securities sales of $33,921, which resulted in net realized gain of $1,115.

3. Investments

For the six months ended April 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$92,671,623
Sales	176,240,464

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$145,611,113

Aggregate unrealized appreciation of investments	$12,355,726
Aggregate unrealized depreciation of investments	(576,622)

Net unrealized appreciation of investments	$11,779,104

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

23

Notes to financial statements

Delaware REIT Fund

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Convertible Bond	$—	$1,354,174	$1,354,174
Common Stock	146,454,885	—	146,454,885
Short-Term Investments	—	9,581,158	9,581,158

Total Value of Securities	$146,454,885	$10,935,332	$157,390,217

During the six months April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2016, there were no Level 3 investments.

24

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/16	10/31/15
Shares sold:
Class A	445,941	945,659
Class C	61,698	197,810
Class R	128,403	304,959
Institutional Class	396,325	968,761

Shares issued upon reinvestment of dividends and distributions:
Class A	710,281	372,567
Class C	166,026	78,713
Class R	90,281	48,764
Institutional Class	836,764	459,797
	2,835,719	3,377,030

Shares redeemed:
Class A	(797,595)	(1,808,907)
Class C	(175,885)	(338,364)
Class R	(198,044)	(387,568)
Institutional Class	(5,543,723)	(2,081,667)
	(6,715,247)	(4,616,506)
Net decrease	(3,879,528)	(1,239,476)

25

Notes to financial statements

Delaware REIT Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended April 30, 2016 and the year ended Oct. 30, 2015, the Fund had the following exchange transactions:

Six months ended
4/30/16
Exchange Redemptions		Exchange Subscriptions
Institutional
Class A	Class C	Class
Shares	Shares	Shares	Value
—	1,279	1,272	$18,656

Year ended
10/31/15
Exchange Redemptions		Exchange Subscriptions
Institutional
Class A	Class C	Class
Shares	Shares	Shares	Value
1,038	578	1,611	$25,773

These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of April 30, 2016, or at any time during the period then ended.

26

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended April 30, 2016 were as follows:

	Number of
	Contracts	Premiums
Options outstanding Oct. 31, 2015	—	$—
Options written	310	60,962
Options expired	(310)	(60,962)

Options outstanding April 30, 2016	—	$—

During the six months ended April 30, 2016, the Fund used options contracts to protect the value of portfolio securities.

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2016:

	Long Derivative	Short Derivative
	Volume	Volume
Options contracts (average notional value)	$—	$3,370

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for

27

Notes to financial statements

Delaware REIT Fund

7. Offsetting (continued)

investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

	Repurchase	Fair Value of Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$948,534	$(948,534)	$—	$(948,534)	$—
Bank of Montreal	1,580,890	(1,580,890)	—	(1,580,890)	—
BNP Paribas	1,492,576	(1,492,576)	—	(1,492,576)	—

Total	$4,022,000	$(4,022,000)	$—	$(4,022,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and

28

payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

29

Notes to financial statements

Delaware REIT Fund

8. Securities Lending (continued)

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for the monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent)

30

using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

31

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Investments

Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Investments

Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments

Family of Funds

Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

32

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Pooled Trust (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED® TRUST

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2016